Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	IDERA PHARMACEUTICALS, INC.
Entity Central Index Key	0000861838
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer

Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 10,096	$ 24,571
Prepaid expenses and other current assets	198	255
Total current assets	10,294	24,826
Property and equipment, net	218	458
Restricted cash	311	311
Total assets	10,823	25,595
Current liabilities:
Accounts payable	1,129	1,203
Accrued expenses	3,002	4,882
Total current liabilities	4,131	6,085
Warrant liability		1,178
Other liabilities	65	387
Total liabilities	4,196	7,650
Commitments and contingencies (Note 8)
Series D Redeemable Convertible Preferred Stock, $0.01 par value, Designated, issued and outstanding - 1,124 shares; Redemption Amount $9,149 and Liquidation preference $9,338 at December 31, 2012	5,921	5,921
Non-redeemable Preferred Stock, Common Stock, and Other Stockholders' equity:
Common stock, $0.001 par value, Authorized - 140,000 and 70,000 shares at December 31, 2012 and 2011, respectively Issued and outstanding - 27,643 and 27,637 shares at December 31, 2012 and 2011, respectively	28	28
Additional paid-in capital	391,635	387,414
Accumulated deficit	(394,658)	(375,418)
Total stockholders' equity	706	12,024
Total liabilities, redeemable preferred stock and stockholders' equity	10,823	25,595
Series E Convertible Preferred Stock
Non-redeemable Preferred Stock, Common Stock, and Other Stockholders' equity:
Preferred stock, $0.01 par value	3,701
Total stockholders' equity	3,701
Series A Convertible Preferred Stock
Non-redeemable Preferred Stock, Common Stock, and Other Stockholders' equity:
Preferred stock, $0.01 par value

Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Convertible Preferred Stock	Dec. 31, 2011 Series A Convertible Preferred Stock	Dec. 31, 2012 Series E Convertible Preferred Stock	Dec. 31, 2011 Series E Convertible Preferred Stock	Dec. 31, 2012 Series D Convertible Redeemable Preferred Stock	Dec. 31, 2011 Series D Convertible Redeemable Preferred Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	140,000,000	70,000,000
Shares issued	27,643,000	27,637,000
Common stock, shares outstanding	27,643,000	27,637,000
Series D Redeemable convertible preferred stock, par value							$ 0.01	$ 0.01
Series D Redeemable convertible preferred stock, shares designated							1,124,000	1,124,000
Series D Redeemable convertible preferred stock, shares issued							1,124,000	1,124,000
Series D Redeemable convertible preferred stock, shares outstanding							1,124,000	1,124,000
Series D Redeemable convertible preferred stock, redemption amount							$ 9,149
Series D Redeemable convertible preferred stock, liquidation preference							9,338
Preferred stock, par value	$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued			1,000	1,000	424,000	0
Preferred Stock, shares outstanding			1,000	1,000	424,000	0
Preferred stock, shares designated	1,124,260		1,500,000	1,500,000	424,000	0
Series E preferred stock, Liquidation Preference					$ 5,980	$ 5,980

Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Comprehensive Loss [Abstract]
Alliance revenue	$ 51	$ 53	$ 16,110
Operating expenses:
Research and development	13,673	17,969	24,226
General and administrative	6,279	7,939	9,867
Total operating expenses	19,952	25,908	34,093
Loss from operations	(19,901)	(25,855)	(17,983)
Other income (expense):
Decrease in fair value of warrant liability	675	1,974
Investment income, net	9	30	116
Interest expense			(2)
Foreign currency exchange (loss) gain	(23)	75	(94)
Net loss	(19,240)	(23,776)	(17,963)
Preferred stock accretion and dividends	3,210	4,548
Net loss applicable to common stockholders	(22,450)	(28,324)	(17,963)
Net loss per common share applicable to common stockholders (Note 11):
Basic	$ (0.81)	$ (1.03)	$ (0.71)
Diluted	$ (0.81)	$ (1.03)	$ (0.71)
Shares used in computing net loss per common share applicable to common stockholders:
Basic	27,639	27,623	25,139
Diluted	27,639	27,623	25,139
Net loss	(19,240)	(23,776)	(17,963)
Other comprehensive (loss) income:
(Decrease) increase in unrealized gain on available-for-sale securities		(13)	32
Other comprehensive (loss) income		(13)	32
Comprehensive loss	$ (19,240)	$ (23,789)	$ (17,931)

Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Series E Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss)/Income
Beginning balance at Dec. 31, 2009	$ 33,105		$ 23	$ 366,780	$ (333,679)	$ (19)
Beginning balance, shares at Dec. 31, 2009			23,479,000
Sale of common stock and warrants net of issuance costs shares			4,071,000
Sale of common stock and warrants net of issuance costs value	14,089		5	14,084
Exercise of common stock options, warrants and employee stock purchases, shares			44,000
Exercise of common stock options, warrants and employee stock purchases	132			132
Issuance of common stock for services, shares			2,000
Issuance of common stock for services	8			8
Non-employee stock option expense	14			14
Stock-based compensation	3,684			3,684
Unrealized gain on marketable securities	32					32
Net loss	(17,963)				(17,963)
Ending balance at Dec. 31, 2010	33,101		28	384,702	(351,642)	13
Ending balance, shares at Dec. 31, 2010			27,596,000
Exercise of common stock options, warrants and employee stock purchases, shares			26,000
Exercise of common stock options, warrants and employee stock purchases	51			51
Issuance of common stock for services, shares			15,000
Issuance of common stock for services	38			38
Non-employee stock option expense	1			1
Stock-based compensation	2,725			2,725
Series D redeemable preferred stock beneficial conversion feature	4,445			4,445
Series D redeemable preferred stock accretion and dividends	(4,548)			(4,548)
Unrealized gain on marketable securities	(13)					(13)
Net loss	(23,776)				(23,776)
Ending balance at Dec. 31, 2011	12,024		28	387,414	(375,418)
Ending Balance, Shares at Dec. 31, 2011		0
Ending balance, shares at Dec. 31, 2011	27,637,000		27,637,000
Exercise of common stock options, warrants and employee stock purchases, shares			5,000
Exercise of common stock options, warrants and employee stock purchases	4			4
Issuance of common stock for services, shares			1,000
Issuance of common stock for services	1			1
Non-employee stock option expense	5			5
Stock-based compensation	2,096			2,096
Series D redeemable preferred stock beneficial conversion feature	1,238			1,238
Series D redeemable preferred stock accretion and dividends	(1,908)			(1,908)
Transfer of Series D warrant to equity	503			503
Series E preferred stock beneficial conversion feature		(1,262)		1,262
Series E preferred stock accretion and dividends	(40)	1,262		(1,302)
Shares of common stock issued under license agreement		424,000
Sale of Series E preferred stock and warrants, net of issuance costs	6,023	3,701		2,322
Net loss	(19,240)				(19,240)
Ending balance at Dec. 31, 2012	$ 706	$ 3,701	$ 28	$ 391,635	$ (394,658)
Ending Balance, Shares at Dec. 31, 2012		424,000
Ending balance, shares at Dec. 31, 2012	27,643,000		27,643,000

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net loss	$ (19,240)	$ (23,776)	$ (17,963)
Adjustments to reconcile net loss to net cash used in operating activities -
Loss from disposition of assets	4	1	2
Non-employee stock option expense	5	1	14
Stock-based compensation	2,096	2,725	3,684
Cost of regaining rights to cancer program		2,423
Decrease in fair value of warrant liability	(675)	(1,974)
Issuance of common stock for services rendered	1	38	8
Amortization of investment premiums		62	253
Depreciation expense	251	494	546
Changes in operating assets and liabilities -
Accounts receivable			4,495
Prepaid expenses and other current assets	57	640	139
Accounts payable, accrued expenses, and other liabilities	(2,415)	174	1,431
Deferred revenue			(12,165)
Net cash used in operating activities	(19,916)	(19,192)	(19,556)
Cash Flows from Investing Activities:
Purchases of available-for-sale securities		(1,025)	(10,319)
Proceeds from maturity of available-for-sale securities		18,585	7,200
Decrease in restricted cash		102	103
Purchases of property and equipment		(23)	(92)
Net cash provided by (used in) investing activities		17,639	(3,108)
Cash Flows from Financing Activities:
Sale of Series E convertible preferred stock and warrants, net of issuance costs	6,023
Sale of Series D redeemable convertible preferred stock and warrants, net of issuance costs		9,073
Sale of common stock and warrants, net of issuance costs			14,089
Proceeds from exercise of common stock options and employee stock purchases	4	51	132
Dividends paid	(583)
Payments on capital lease	(3)	(8)	(20)
Net cash provided by financing activities	5,441	9,116	14,201
Net (decrease) increase in cash and cash equivalents	(14,475)	7,563	(8,463)
Cash and cash equivalents, beginning of year	24,571	17,008	25,471
Cash and cash equivalents, end of year	$ 10,096	$ 24,571	$ 17,008

Organization	12 Months Ended
Dec. 31, 2012
Organization and Collaboration and License Agreements [Abstract]
Organization

1. Organization

Idera Pharmaceuticals, Inc. (Idera or the Company) is a clinical stage biotechnology company engaged in the discovery and development of novel synthetic DNA- and RNA-based drug candidates that are designed to modulate immune responses mediated through Toll-like Receptors, or TLRs. The Company is focusing its development efforts on the treatment of autoimmune and inflammatory diseases. The Company has two drug candidates, IMO-3100, a TLR7 and TLR9 antagonist, and IMO-8400, a TLR7, TLR8, and TLR9 antagonist, in clinical development for the treatment of autoimmune and inflammatory diseases. The Company recently announced top-line data from a Phase 2 clinical trial of IMO-3100 in patients with moderate to severe plaque psoriasis. The Company believes that the results of this trial provide clinical proof of concept for its approach of targeting specific TLRs for the treatment of psoriasis and potentially other autoimmune and inflammatory diseases.

TLRs are specific receptors present in immune system cells. Using a chemistry-based approach, the Company has created synthetic DNA- and RNA-based compounds that are targeted to TLR3, TLR7, TLR8, and TLR9. A TLR antagonist is a compound that blocks activation of an immune response through the targeted TLR. A TLR agonist is a compound that stimulates an immune response through the targeted TLR.

The Company believes that the modulation of immune responses through TLRs provides a rationale for the development of drug candidates to treat a broad range of diseases, including autoimmune and inflammatory diseases, cancer, respiratory diseases, and for use as vaccine adjuvants. The Company is a party to a collaboration alliance with Merck Sharp & Dohme Corp. (formerly Merck & Co., Inc.) (Merck & Co.) for the use of agonists of TLR7, TLR8, and TLR9 as adjuvants in the development of vaccines for cancer, infectious diseases, and Alzheimer’s disease. The Company is seeking to enter into additional collaborative alliances with third parties with respect to its TLR-targeted programs in oncology, hematological malignancies, respiratory diseases, and the use of TLR3 agonists as vaccine adjuvants.

The Company had cash and cash equivalents of approximately $10,096,000 at December 31, 2012. The Company believes that its existing cash and cash equivalents will be sufficient to fund its operations at least into the third quarter of 2013 based on its current operating plan, including the completion of its ongoing Phase 1 clinical trial of IMO-8400 in healthy subjects that it initiated in the fourth quarter of 2012, and preparations for the further advancement of its autoimmune and inflammatory disease program, including preparations for a planned Phase 2 clinical trial of IMO-8400 in patients with psoriasis. The Company will need to raise additional funds prior to the end of the second quarter of 2013 in order to further advance its autoimmune and inflammatory disease program, commence any clinical trials and operate its business and continue as a going concern. Although the Company is exploring financing alternatives, financing may not be available to the Company in the necessary time frame, in the amounts that the Company needs, on terms that are acceptable to the Company or at all. If the Company is unable to raise the necessary funds by late in the second quarter of 2013, the Company expects that it will terminate its operations and pursue a liquidation of the Company through a sale or license of assets or a possible bankruptcy.

At December 31, 2012, the Company had an accumulated deficit of $394,658,000. The Company expects to incur substantial operating losses in future periods. The Company does not expect to generate significant product revenue or sales-based milestones or royalties until it successfully completes development and obtains marketing approval for drug candidates, either alone or in collaborations with third parties, which it expects will take a number of years. In order to commercialize its drug candidates, the Company needs to complete clinical development and to comply with comprehensive regulatory requirements.

The Company is subject to a number of risks and uncertainties similar to those of other companies of the same size within the biotechnology industry, such as uncertainty of clinical trial outcomes, uncertainty of additional funding, and history of operating losses.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a) Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(b) Cash, Cash Equivalents and Short-Term Investments

The Company considers all highly liquid investments with maturities of 90 days or less when purchased to be cash equivalents. Cash and cash equivalents at December 31, 2012 and 2011 consisted of cash and money market funds.

Management determines the appropriate classification of marketable securities at the time of purchase. Investments that the Company does not have the positive intent to hold to maturity are classified as “available-for-sale” and reported at fair market value. Unrealized gains and losses associated with available-for-sale investments are recorded in “Accumulated other comprehensive income” on the accompanying balance sheets. The amortization of premiums and accretion of discounts, and any realized gains and losses and declines in value judged to be other-than-temporary, and interest and dividends for all available-for-sale securities are included in “Investment income, net” on the accompanying statements of operations. Investments that the Company intends to hold to maturity are classified as “held-to-maturity” investments. The Company had no “held-to-maturity” or other investments at either December 31, 2012 or 2011. The cost of securities sold is based on the specific identification method.

The Company had no realized gains or losses from available-for-sale securities in 2012, 2011 or 2010. There were no losses or other-than-temporary declines in value included in “Investment income, net” for any securities for the three years ended December 31, 2012. The Company had no auction rate securities as of December 31, 2012 and 2011.

(c) Restricted Cash

As part of the Company’s lease arrangement for its office and laboratory facility, the Company is required to restrict cash for a security deposit. As of December 31, 2012 and 2011, the restricted cash amounted to $311,000 held in certificates of deposit securing a line of credit for the lessor.

(d) Depreciation and Amortization

Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the related assets. Laboratory and other equipment are depreciated over three to five years. Leasehold improvements are amortized over the remaining lease term or the related useful life, if shorter.

(e) Revenue Recognition

An important part of the Company’s business strategy is to enter into research and development collaborations with biotechnology and pharmaceutical corporations that bring expertise and resources to the potential research and development and commercialization of drugs based on the Company’s technology. Under the Company’s research and development collaborations, the Company has generally licensed specified portions of its intellectual property and provided research and development services to the collaborator during the period of continued involvement in the early portion of the collaborations. The collaborators have generally been responsible for drug development activities initiated after the collaboration is effective. The collaborators are also generally responsible for any commercialization activities that may be initiated if any of the drug candidates receive marketing approval from the appropriate regulatory authority. The terms of these agreements may include non-refundable license fees, research and development funding, payments based upon achievement of clinical and preclinical development milestones and royalties on product sales.

When evaluating multiple element arrangements prior to adopting new revenue accounting standards on January 1, 2011, the Company considered whether the components of the arrangement represented separate units of accounting. The Company recognized revenue from non-refundable upfront fees received under collaboration agreements, not specifically tied to a separate earnings process, ratably over the term of the contractual obligation or the Company’s estimated continuing involvement under the research collaboration. If the estimated period of continuing involvement was subsequently modified, the period over which the upfront fee was recognized was modified accordingly on a prospective basis. The Company recognized revenue from reimbursements earned in connection with research and development collaboration agreements as related research and development costs were incurred, and contractual services were performed, provided collectability was reasonably assured. For payments that were specifically associated with a separate earnings process, the Company recognized revenue when the specific performance obligation was completed. Performance obligations typically consisted of significant milestones in the development life cycle of the related technology, such as initiating clinical trials, filing for approval with regulatory agencies, and obtaining approvals from regulatory agencies. The Company recognized revenue from milestone payments received under collaboration agreements when earned, provided that the milestone event was substantive, its achievability was not reasonably assured at the inception of the agreement, it had no further performance obligations relating to the event, and collectability was reasonably assured. Amounts received prior to satisfying the above revenue recognition criteria were recorded as deferred revenue in the Company’s balance sheet.

Under the Company’s recent collaborative arrangements, the Company has received non-refundable license fees, milestone payments, reimbursements of certain internal and external research and development expenses and patent-related expenses. The Company is also entitled to receive royalties on product sales. The Company classifies all of these amounts as revenue since it considers licensing intellectual property and providing research and development and patent-related services to be part of its central business operations. For the year ended December 31, 2010, alliance revenue consisted primarily of revenue recognized under the collaboration with Merck KGaA, Darmstadt, Germany (Merck KGaA), which was terminated in November 2011, and the collaboration with Merck & Co. Since the Company completed the research portions of these collaborations during 2010, all of the upfront license fee payments under the collaborations were fully amortized and recognized by December 2010. Consequently, the amount of license fee revenue that the Company recognized under the Merck KGaA and Merck & Co. collaborations decreased in 2010 and the Company did not recognize any license fee revenue under the Merck KGaA and Merck & Co. collaborations during 2012 and 2011. For the years ended December 31, 2012 and 2011, alliance revenue consisted primarily of other revenue from the reimbursement by licensees of costs associated with patent maintenance. Alliance revenue for 2012, 2011 and 2010, including revenue recognized under the Company’s collaborative arrangements with Merck KGaA and Merck & Co. during 2010, was as follows:

	December 31,
(In thousands)	2012	2011	2010
Merck KGaA	$—	$—	$11,173
Merck & Co.	—	—	4,768

Total collaboration revenue	—	—	15,941
Other revenue	51	53	169

Total alliance revenue	$51	$53	$16,110

During the year ended December 31, 2010, the Company incurred approximately $26,000 in third-party expenses in connection with its collaborative arrangements. The Company did not incur any such expenses in the corresponding 2012 and 2011 periods. These third-party expenses are classified as research and development and general and administrative expenses.

The Company adopted Accounting Standard Update (ASU) No. 2009-13, “Multiple-Element Revenue Arrangements” and ASU No. 2010-17, “Milestone Method of Revenue Recognition” on January 1, 2011. These new accounting standards did not affect revenue that the Company earned through December 31, 2012. The Company plans to follow No. 2009-13 prospectively for any arrangements entered into or materially modified after the adoption date. The Company plans to follow ASU No. 2010-17 prospectively for any future milestones.

Additional information on the Company’s collaborative arrangements is included in Note 5.

(f) Financial Instruments

The fair value of the Company’s financial instruments is determined and disclosed in accordance with the three-tier fair value hierarchy specified in note 2(m). The Company is required to disclose the estimated fair values of its financial instruments. The Company’s financial instruments consist of cash and cash equivalents, receivables and, at December 31, 2011, a warrant liability. The estimated fair values of these financial instruments approximate their carrying values as of December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011, the Company did not have any derivatives, hedging instruments or other similar financial instruments except for the warrant liability, at December 31, 2011, discussed in note 2(m), the Series D redeemable convertible preferred stock, the (Series D preferred stock), embedded features discussed in note 6(a) and the Series E convertible preferred stock, the (Series E preferred stock) embedded features discussed in note 7(g).

(g) Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 is comprised of reported net income (loss) and any change in net unrealized gains and losses on investments during each year, which is included in “Accumulated other comprehensive income” on the accompanying balance sheets.

Effective January 1, 2012, the Company adopted Accounting Standard Update No. 2011-05, “Comprehensive Income” (ASU No. 2011-05), which requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. ASU No. 2011-05 is applied retroactively to all periods presented. ASU No. 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The update does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. The Company adopted ASU No. 2011-05 by presenting the components of net income and other comprehensive income as one continuous statement. The adoption of ASU No. 2011-05 did not have a material impact on the Company’s financial position or results of operations.

The following table includes the changes in the accumulated balance of the component of other comprehensive loss for the years ended December 31, 2011 and 2010:

	Year ended December 31,
(In thousands)	2011	2010
Accumulated unrealized gain (loss) on available-for-sale securities at beginning of period	$13	$(19)
Change during the period	(13)	32

Accumulated unrealized gain on available-for-sale securities at end of period	$—	$13

There was no accumulated unrealized gain or loss on available-for-sale securities during 2012.

(h) Net Income (Loss) per Common Share applicable to Common Stockholders

Basic and diluted net loss per common share applicable to common stockholders is computed using the weighted average number of shares of common stock outstanding during the period. Diluted net loss per common share applicable to common stockholders is the same as basic net loss per common share applicable to common stockholders for each of the three years ended December 31, 2012 as the effects of the Company’s potential common stock equivalents are antidilutive (see Note 11).

(i) Segment Reporting

The Company views its operations and manages its business as one operating segment. Accordingly, the Company operates in one segment, which is the business of discovering and developing novel therapeutics that modulate immune responses through TLRs. As a result, the financial information disclosed herein represents all of the material financial information related to the Company’s principal operating segment. For all of the periods presented, all of the Company’s revenues were generated in the United States. As of December 31, 2012 and 2011, all assets were located in the United States.

(j) Stock-Based Compensation

The Company recognizes all share-based payments to employees and directors as expense in the statements of operations and comprehensive loss based on their fair values. The Company records compensation expense over an award’s requisite service period, or vesting period, based on the award’s fair value at the date of grant. The Company’s policy is to charge the fair value of stock options as an expense, adjusted for forfeitures, on a straight-line basis over the vesting period, which is generally four years for employees and three years for directors. Prior to December 2011, the vesting of all of the Company’s stock options was based on the passage of time and the employees’ continued service. In December 2011 and January 2012, the Company granted performance-based stock options to purchase 697,500 shares of common stock to employees. As of the grant date of such options, options to purchase 174,375 shares were to vest immediately upon the achievement of various performance conditions and options to purchase 523,125 shares were to vest over a three year service period upon the achievement of the same performance conditions. During 2012 three of the specified performance conditions were achieved. As a result, options to purchase 80,213 shares vested immediately and options to purchase 240,640 shares began vesting over a three-year period in accordance with the terms of the performance-based options. In addition, during 2012, four of the specified performance conditions were not met by their deadlines resulting in the cancellation of 156,797 performance-based options. The Company recognizes expense over the implicit and explicit service periods for awards with performance conditions when the Company determines the achievement of the performance conditions to be probable.

The Company recorded charges of $2,096,000, $2,725,000, and $3,684,000 for the years ended December 31, 2012, 2011 and 2010, respectively, for stock-based compensation expense attributable to share-based payments made to employees and directors.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The following assumptions apply to the options to purchase 187,500, 1,671,000, and 1,087,000 shares of common stock granted to employees and directors during the years ended December 31, 2012, 2011 and 2010, respectively:

	2012	2011	2010
Average risk free interest rate	0.8%	1.4%	2.1%
Expected dividend yield	—	—	—
Expected lives (years)	5.6	6.3	4.9
Expected volatility	62%	64%	68%
Weighted average grant date fair value of options granted during the period (per share)	$0.51	$0.75	$1.69
Weighted average exercise price of options granted during the period (per share)	$0.92	$1.26	$2.95

The expected lives of the options and the expected volatility are based on historical experience. All options granted during the three years ended December 31, 2012 were granted at exercise prices equal to the fair market value of the common stock on the dates of grant.

The fair value of options that vested during 2012, 2011 and 2010 amounted to $2,123,000, $2,707,000 and $3,915,000, respectively. As of December 31, 2012, there was $1,546,000 of unrecognized compensation cost related to nonvested stock-based compensation arrangements, which the Company expects to recognize over a weighted average period of 1.8 years.

(k) Research and Development Expenses

All research and development expenses, including amounts funded by research collaborations, are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including drug development trials and studies, drug manufacturing, laboratory supplies, external research, payroll including stock-based compensation and overhead.

(l) Concentration of Credit Risk

Financial instruments that subject the Company to credit risk primarily consist of cash and cash equivalents and investments. The Company’s credit risk is managed by investing its cash and cash equivalents and marketable securities in highly rated money market instruments, certificates of deposit, corporate bonds, and debt securities. Due to these factors, no significant additional credit risk is believed by management to be inherent in the Company’s assets. As of December 31, 2012, all of the Company’s cash and cash equivalents are held at one financial institution.

(m) Fair Value of Assets and Liabilities

The Company measures fair value at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date using assumptions that market participants would use in pricing the asset or liability (the “inputs”) into a three-tier fair value hierarchy. This fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets for identical assets or liabilities and the lowest priority (Level 3) to unobservable inputs in which little or no market data exists, requiring companies to develop their own assumptions. Observable inputs that do not meet the criteria of Level 1, and include quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets and liabilities in markets that are not active, are categorized as Level 2. Level 3 inputs are those that reflect the Company’s estimates about the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. Valuation techniques for assets and liabilities measured using Level 3 inputs may include unobservable inputs such as projections, estimates and management’s interpretation of current market data. These unobservable Level 3 inputs are only utilized to the extent that observable inputs are not available or cost-effective to obtain.

Effective January 1, 2012, the Company adopted, on a prospective basis, Accounting Standards Update No. 2011-04, “Fair Value Measurement (Topic 820)” (ASU No. 2011-04), which updates the existing fair value measurement guidance currently included in the Accounting Standards Codification (ASC) to achieve common fair value measurement and disclosure requirements in United States Generally Accepted Accounting Principles (U.S. GAAP) and International Financial Reporting Standards. ASU No. 2011-04 is generally consistent with the Company’s previous fair value measurement policies but includes additional disclosure requirements, particularly for assets and liabilities that require the use of Level 3 inputs to measure fair value. The adoption of ASU No. 2011-04 did not have a material impact on the Company’s financial position or results of operations.

The table below presents the assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis at December 31, 2012 and 2011 categorized by the level of inputs used in the valuation of each asset and liability.

(In thousands)	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets
Money market funds	$9,990	$9,990	$—	$—

Total Assets	$9,990	$9,990	$—	$—

Warrant liability	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

December 31, 2011
Assets
Money market funds	$24,532	$24,532	$—	$—

Total Assets	$24,532	$24,532	$—	$—

Warrant liability	$1,178	—	$—	$1,178

Total Liabilities	$1,178	$—	$—	$1,178

The Level 1 assets consist of money market funds, which are actively traded daily. Although the Company did not have any Level 2 assets at December 31, 2012 or 2011, Level 2 assets typically consist of corporate bond investments whose fair value is generally determined from quoted market prices received from pricing services based upon quoted prices from active markets and/or other significant observable market transactions at fair value. Since these prices may not represent actual transactions of identical securities, they are classified as Level 2. Since any investments are classified as available-for-sale securities, any unrealized gains or losses are recorded in accumulated other comprehensive income or loss within stockholders’ equity on the balance sheet. The Company did not elect to measure any other financial assets or liabilities at fair value.

In connection with the sale of its Series D preferred stock in November 2011, the Company issued warrants which contained provisions for anti-dilution protection in the event that the Company issued other equity securities at a price below $1.46 per common share. Because of the potential adjustment to the warrant exercise price that could result from this anti-dilution protection, the warrants do not meet the criteria set forth in ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s own Stock” to be considered indexed to the Company’s own stock. Accordingly, the Company has recorded the fair value of these warrants as a liability. The Company estimated the fair value of these warrants at the issuance date using the Black-Scholes Model as the result was not significantly different than the use of a lattice or binomial model because the price protection provision is subject to a floor of $1.46 per share and the initial exercise price is $1.63. The Company characterized this warrant liability as a Level 3 liability because its fair value measurement is based, in part, on significant inputs not observed in the market and reflects the Company’s assumptions as to the expected warrant exercise price, the expected volatility of the Company’s common stock, the expected dividend yield, the expected term of the warrant instrument and the expected percentage of warrants to be exercised.

The Company revalues the warrants at the end of each quarter using the Black-Scholes Model and recognizes the change in the fair value of the warrants is recognized in the statements of operations and comprehensive loss as other income (expense). The following assumptions and other inputs were used to compute the fair value of the warrant liability as of the November 4, 2011 issuance date, December 31, 2011 and November 9, 2012 when it was transferred to stockholders’ equity, as explained below:

	November 4, 2011	December 31, 2011	November 9, 2012
Common stock price	$1.92	$1.05	$0.70
Expected warrant exercise price	$1.46	$1.46	$1.46
Remaining term of warrant (years)	5.0	4.8	4.0
Expected volatility	61%	58%	59%
Average risk free interest rate	0.9%	0.8%	0.5%
Expected dividend yield	—	—	—
Expected percentage of warrants to be exercised	100%	100%	100%

The closing price of the Company’s common stock is readily determinable since it is publicly traded. The exercise price of the warrant was initially set at $1.63 subject to adjustment to as low as the $1.46 minimum exercise price per share for diluting effects such as if in specified circumstances the Company sells its common stock at a price below $1.46 per share. The Company used the $1.46 minimum exercise price as an assumption in computing the fair value of the warrant at November 4, 2011 and December 31, 2011 because the Company’s common stock was trading below the $1.63 maximum exercise price as of such dates. The sale of shares of Series E preferred stock and Series E warrants in our November 2012 Series E financing triggered an anti-dilution adjustment under the terms of the Series D warrants, resulting in the exercise price of the Series D warrants being reduced and fixed at the minimum $1.46 per share and the Series D warrants no longer being subject to any anti-dilution adjustments. Since the exercise price of the Series D warrants became fixed, the Series D warrants then met the exception under ASC 815-40 as they were now “indexed to the company’s own stock” and met certain criteria for equity classification, thus the Series D warrants were marked to fair value through earnings as of November 9, 2012 and then reclassified to stockholders equity at that time. The estimated remaining term of the warrant is readily determinable from the warrant agreement as it is the remaining contractual term. The expected volatility is based on the actual stock-price volatility over a period equal to the greater of the remaining term of the warrant or three years. The assumed risk-free interest rate is based on the U.S. Treasury security rate with a term equal to the remaining term of the warrant. The assumed dividend yield of zero is based on the fact that the Company has never paid cash dividends to common stockholders and has no present intention to pay cash dividends to common stockholders. The Company assumed that future financings would dilute the warrant holder’s ownership in the Company such that the 19.99% ownership limitation would not prevent the warrant holder from exercising all of the warrants during the term of the warrants.

Changes in the warrant liability from November 4, 2011 to November 9, 2012 were as follows:

(In thousands)	Fair Value of Warrant Liability
Balance, November 4, 2011	$3,152
Decrease in fair value	(1,974)

Balance, December 31, 2011	1,178
Decrease in fair value	(675)
Transfer to stockholders’ equity	(503)

Balance, November 9, 2012	—

The fair value of the warrants decreased from $3,152,000 at November 4, 2011 to $1,178,000 at December 31, 2011 primarily due to decreases in the market price of the Company’s common stock resulting in the recognition of $1,974,000 in non-operating income in 2011. The fair value of the warrants decreased from $1,178,000 at December 31, 2011 to 503,000 at November 9, 2012 primarily due to decreases in the market price of the Company’s common stock and the remaining term of the warrants resulting in the recognition of $675,000 of non-operating income during the period ended November 9, 2012 at which time the $503,000 fair value of the warrant liability was transferred to stockholders’ equity.

The Company did not elect to measure any other financial assets or liabilities at fair value.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

At December 31, 2012 and 2011, net property and equipment at cost consisted of the following:

	December 31,
	2012	2011
	(In thousands)
Leasehold improvements	$525	$525
Laboratory equipment and other	2,856	2,898

Total property and equipment, at cost	3,381	3,423
Less: Accumulated depreciation	3,163	2,965

Property and equipment, net	$218	$458

Depreciation expense was approximately $251,000, $494,000 and $546,000 in 2012, 2011 and 2010, respectively.

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Accrued Expenses

4. Accrued Expenses

At December 31, 2012 and 2011, accrued expenses consisted of the following:

	December 31,
	2012	2011
	(In thousands)
Payroll and related costs	$199	$71
Clinical and nonclinical trial expenses	895	2,172
Cost of regaining rights to cancer program	1,309	2,138
Professional and consulting fees	344	335
Other	255	166

	$3,002	$4,882

Collaboration and License Agreements	12 Months Ended
Dec. 31, 2012
Organization and Collaboration and License Agreements [Abstract]
Collaboration and License Agreements

5. Collaboration and License Agreements

(a) Collaboration and License Agreement with Merck & Co.

In December 2006, the Company entered into an exclusive, worldwide license and research collaboration agreement with Merck & Co. to research, develop, and commercialize vaccine products containing the Company’s TLR7, TLR8, and TLR9 agonists in the fields of cancer, infectious diseases, and Alzheimer’s disease. Under the terms of the agreement, the Company granted Merck & Co. exclusive rights to a number of the Company’s TLR7, TLR8, and TLR9 agonists for use in combination with Merck & Co.’s therapeutic and prophylactic vaccines under development in the fields of cancer, infectious diseases, and Alzheimer’s disease. There is no limit under the agreement to the number of vaccines to which Merck & Co. can apply the Company’s agonists within these fields. The Company also agreed with Merck & Co. to engage in a two-year research collaboration to generate novel agonists targeting TLR7 and TLR8 incorporating both Merck & Co. and the Company’s chemistry for use in vaccines in the defined fields. Under the terms of the agreement, Merck & Co. extended the research collaboration for two additional years to December 2010. Under the terms of the agreement:

•	Merck & Co. paid the Company a $20.0 million upfront license fee;

•	Merck & Co. purchased $10.0 million of the Company’s common stock at $5.50 per share;

•	Merck & Co. agreed to fund the research and development collaboration through its term;

•	Merck & Co. agreed to pay the Company milestone payments as follows:

•	up to $165.0 million if vaccines containing the Company’s TLR9 agonist compounds are successfully developed and marketed in each of the oncology, infectious disease, and Alzheimer’s disease fields;

•

up to $260.0 million if vaccines containing the Company’s TLR9 agonist compounds are successfully developed and marketed for follow-on indications in the oncology field and if vaccines containing the Company’s TLR7 or TLR8 agonists are successfully developed and marketed in each of the oncology, infectious disease, and Alzheimer’s disease fields; and

•	if Merck & Co. develops and commercializes additional vaccines using the Company’s agonists, the Company would be entitled to receive additional milestone payments; and

•

Merck & Co. agreed to pay the Company mid to upper single-digit royalties on net product sales of vaccines using the Company’s TLR agonist technology that are developed and marketed, with the royalty rates being dependent on disease indication and the TLR agonist employed.

The Company recognized the $20.0 million upfront payment as revenue over four years, including the initial two-year research term and the two-year extension period that ended in December 2010, which was the Company’s period of continuing involvement under the research collaboration.

In December 2006, in connection with the execution of the license and collaboration agreement, the Company entered into a stock purchase agreement with Merck & Co. Pursuant to such stock purchase agreement, the Company issued and sold to Merck & Co. 1,818,182 shares of the Company’s common stock for a price of $5.50 per share resulting in aggregate gross proceeds of $10.0 million.

The Company has recognized a total of $1.0 million of milestone revenue under the license and collaboration agreement, which related to the achievement of a preclinical milestone with one of its TLR9 agonists used as an adjuvant in cancer vaccines.

(b) Collaboration and License Agreement with Merck KGaA

In December 2007, the Company entered into an exclusive, worldwide license agreement with Merck KGaA to research, develop and commercialize products containing its TLR9 agonists, including IMO-2055, for the treatment of cancer, excluding cancer vaccines. Under the terms of the agreement: Merck KGaA paid the Company in February 2008 a $40.0 million upfront license fee in Euros of which $39.7 million was received due to foreign currency exchange rates in effect at that time, and Merck KGaA agreed to reimburse costs for the Company’s IMO-2055 clinical trials for the period in which the Company continued to conduct the trials on behalf of Merck KGaA. In February 2009, the agreement was amended so that the Company could initiate and conduct on behalf of Merck KGaA additional clinical trials of IMO-2055, and Merck KGaA agreed to reimburse the Company for costs associated with any additional trials that the Company initiated and conducted. As of March 2010, Merck KGaA assumed sponsorship of all ongoing clinical trials of IMO-2055 for the treatment of cancer, and responsibility for all further clinical development of IMO-2055 in the treatment of cancer, excluding vaccines.

The Company recognized the $40.0 million upfront payment as revenue over the twenty-eight month term that ended in June 2010, which was the Company’s period of continuing involvement under the research collaboration. The Company has recognized a total of $12.1 million of milestone revenue related to the initiation of clinical trials of IMO-2055.

In November 2011, the Company and Merck KGaA entered into a termination agreement terminating the license agreement. Under the termination agreement:

•	the license agreement was terminated and the Company regained all rights for developing TLR9 agonists for the treatment of cancer, including all rights to IMO-2055 and any follow-on TLR9 agonists;

•	Merck KGaA agreed to continue to conduct the Phase 2 trial of IMO-2055 in combination with cetuximab that was then ongoing and other specified related activities;

•	Merck KGaA agreed to complete and analyze all clinical trials that Merck KGaA had initiated or for which Merck KGaA had assumed sponsorship and to finalize clinical study reports;

•	the Company gained rights to the data from the Phase 2 trial of IMO-2055 in combination with cetuximab, as well as to the data from the Phase 1 trials conducted in other cancer indications;

•

the Company agreed to reimburse Merck KGaA a maximum of €1.8 million ($2.4 million using a December 31, 2012 exchange rate) of Merck KGaA’s costs for the third-party contract research organization that is coordinating the Phase 2 trial of IMO-2055 in combination with cetuximab, payable in eleven installments comprised of ten monthly installments to be invoiced by Merck KGaA to the Company commencing on March 1, 2012 and a final payment payable by the Company to Merck KGaA upon Merck KGaA’s completion of certain specified activities. As of December 31, 2012, the Company has paid €0.8 of the €1.8 million ($1.1 million (using exchange rates in effect at the time that the payments were made) of the $2.4 million);

•

the Company agreed to pay to Merck KGaA one-time €1.0 million ($1.3 million using a December 31, 2012 exchange rate) milestone payments upon occurrence of each of the following milestones: (i) partnering of IMO-2055 between the Company and any third party, (ii) initiation of any Phase 2 or Phase 3 clinical trial for IMO-2055 and (iii) regulatory submission of IMO-2055 in any country; and

•

Merck KGaA granted the Company an option to obtain a license to certain manufacturing and formulation know-how owned or developed by Merck KGaA under the License Agreement and to Merck KGaA’s IMOxine trademark. The Company’s option to license the IMOxine trademark has expired. If the Company elects to exercise its option with respect to the manufacturing and formulation know-how, the Company has agreed to pay a low single digit royalty on net sales of IMO-2055, with respect to such license.

The Company recorded the €1.8 million ($2.4 million using a November 30, 2011 exchange rate) that it has agreed to reimburse Merck KGaA in installment payments as research and development expense for the fourth quarter of 2011 as such amount represented the cost of regaining the Company’s rights to IMO-2055 and follow-on compounds for use in the treatment of cancer, excluding cancer vaccines. As of December 31, 2012, €1.0 million ($1.3 million using a December 31, 2012 exchange rate) of these installments remained payable under the termination agreement and is recorded under accrued expenses in the condensed balance sheet.

(c) Other License Agreements

The Company has out-licensed and in-licensed therapies related to antisense technology.

Out-licenses. In 2001 the Company entered into an agreement with Isis Pharmaceuticals, Inc. (Isis), under which it granted Isis a license, with the right to sublicense, to its antisense chemistry and delivery patents and patent applications; and it retained the right to use these patents and applications in its own drug discovery and development efforts and in collaborations with third parties. During 2001, Isis paid the Company $15.0 million in cash and issued 857,143 shares of its common stock having an aggregate fair market value on the dates on which title to the shares was received of $17.3 million and is required to pay the Company a low to mid double-digit percentage of specified sublicense income it receives from some types of sublicenses of its patents and patent applications. As of December 31, 2012, the Company has received $0.3 million in sublicense income from Isis. Also under the agreement, the Company licensed from Isis specified antisense patents and patent applications, principally Isis’ suite of RNase H patents and patent applications. The Company also paid to Isis $0.7 million and issued 1,005,499 shares of common stock having a fair market value of approximately $1.2 million on the date of issuance for this license and is obligated to pay Isis an annual maintenance fee and low single-digit royalties on net sales of antisense products sold that are covered by Isis’s patent rights. The Company has the right to use these patents and patent applications in its drug discovery and development efforts and in some types of third-party collaborations. As of December 31, 2012, the Company has only paid Isis annual maintenance fees and has not paid any royalties. The agreement may be terminated for an uncured material breach by either party. The licenses granted under the Isis agreement terminate upon the last to expire of the patents and patent applications licensed under the agreement. The Company may terminate at any time the sublicense by Isis to it of the patents and patent applications.

In addition, the Company is a party to two other license agreements involving the license of its antisense patents and patent applications for oligonucleotide chemistry and delivery and for specific gene targets, under which the Company typically is entitled to receive license fees, sublicensing income, research payments, payments upon achievement of developmental milestones, and royalties on product sales. As of December 31, 2012, we had received a total of $1.5 million under these agreements.

In-licenses. The Company’s principal in-license related to antisense technology is with University of Massachusetts Medical Center for antisense chemistry and for certain gene targets. Under the terms of the license agreement with University of Massachusetts Medical Center, the Company is the worldwide, exclusive licensee under a number of U.S. issued patents and various patent applications owned by University of Massachusetts Medical Center relating to the chemistry of antisense oligonucleotides and their use. Many of these patents and patent applications have corresponding applications on file or corresponding patents in other major industrial countries. The patents licensed to the Company by University of Massachusetts Medical Center expire at dates ranging from 2013 to 2019. This license expires upon the expiration of the last to expire of the patents covered by the license. Under the agreement, the Company has agreed to pay a low single-digit royalty on net product sales, a low double-digit percentage of any sublicense license income received, and a small annual license maintenance fee. Since 1999, the Company has paid approximately $1.7 million to University of Massachusetts Medical Center under this license agreement.

Additionally, the Company has entered into five other royalty-bearing license agreements under which it has acquired rights to antisense related patents, patent applications, and technology. Under all of these in-licenses, the Company is obligated to pay low to mid single-digit royalties on its net sales of products or processes covered by a valid claim of a licensed patent or patent application. Under some of these in-licenses, the Company is required to pay a low double-digit specified percentage of any sublicense income, and all of these in-licenses impose various commercialization, sublicensing, insurance, and other obligations on us, and its failure to comply with these requirements could result in termination of the in-licenses.

Series D Redeemable Convertible Preferred Stock and Warrants	12 Months Ended
Dec. 31, 2012
Series D Redeemable Convertible Preferred Stock and Warrants and Non-redeemable Preferred Stock, Common Stock and Other Stockholders' Equity [Abstract]
Series D Redeemable Convertible Preferred Stock and Warrants

6. Series D Redeemable Convertible Preferred Stock and Warrants

The following securities were issued in connection with the Company’s November 4, 2011 financing discussed in Note 13.

(a) Redeemable Convertible Preferred Stock

The Series D preferred stock has the rights and preferences set forth in the Certificate of Designations, Preferences and Rights of Series D preferred stock of the Company (the Series D Certificate of Designations) as summarized below.

•

Dividends — The holders of the Series D preferred stock are entitled to receive dividends payable quarterly in arrears at the rate of 7% per annum. Such dividends shall be paid in cash through December 31, 2014 and thereafter in cash or with shares of common stock, as determined by the Company in its sole discretion, except that the Company may not pay any dividends to a holder of Series D preferred stock in shares of common stock to the extent the issuance of such shares would result in the holder of Series D preferred stock and its affiliates beneficially owning more than 19.99% of (i) the common stock outstanding or (ii) the combined voting power of the securities of the Company outstanding immediately after giving effect to the issuance of such shares of common stock unless the Company’s stockholders approve a proposal to increase the 19.99% ownership limitation to 35% (the Nasdaq Proposal). As of December 31, 2012, the Company had accrued a dividend of $160,000 for payment in January 2013. Under the terms of the Series D preferred stock, the 4.6% dividends that the Company pays to the Series E preferred stockholders under the terms of the Series E preferred stock will also be paid to the Series D preferred stockholders on an as-converted to common stock basis, which results in Series D preferred stockholders being entitled to an additional 2.2% per annum cash dividend payable quarterly in arrears. The Company has agreed that, at its 2013 annual meeting of stockholders, it will propose an amendment to the Series D Certificate of Designations to, among other things, modify the terms of the Series D preferred stock requiring payment of dividends to Series D preferred stockholders upon payment of dividends to Series E stockholders. If such amendment is approved by the Company’s stockholders, the Series E preferred stockholders will become entitled to receive dividends payable in cash quarterly in arrears at the rate of 8% per annum and the Series D preferred stockholders would cease to be entitled to corresponding dividends. If such amendment is submitted to the Company’s stockholders and it is not approved, the holders of the Series E preferred stock will no longer be entitled to receive dividends.

•

Liquidation, Redemption by Holders and Other Events — In the event of a liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, after payment or provision for payment of debts and other liabilities of the Company, the holders of the Series D preferred stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount equal to the greater of (a) the original per share purchase price of the Series D preferred stock ($8.1375 per share) plus all accrued or declared but unpaid dividends thereon and (b) the amount that the holder of Series D preferred stock would be entitled to receive with respect to each share of Series D preferred stock pursuant to such liquidation if all of the outstanding shares of Series D preferred stock had been converted into common stock as of the date immediately prior to the date fixed for determination of stockholders entitled to receive a distribution in such liquidation. Such amount will be paid before any cash distribution may be made or any other assets distributed in respect of junior securities to the holders of any junior securities including, without limitation, common stock and Series A preferred stock of the Company. The holders of shares of Series D preferred stock then outstanding shall be entitled to require the Company to purchase such shares of Series D preferred stock at a price equal to the original Series D preferred stock purchase price per share plus all accrued or declared but unpaid dividends thereon upon the occurrence of specified fundamental changes such as mergers, consolidations, business combinations, stock purchases or similar transactions resulting in a person or group unaffiliated with any holder of Series D preferred stock owning 66.67% or more of the outstanding voting securities of the Company or successor entity.

•

Conversion — Each share of Series D preferred stock is convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the Series D preferred stock original issue price by the Series D preferred stock conversion price in effect at the time of conversion. The Series D preferred stock conversion price was initially equal to $1.63 and the Series D preferred stock issue price is initially equal to the $8.1375 original purchase price of the Series D preferred stock. Accordingly, each share of Series D preferred stock was initially convertible at the option of the holder into five fully paid and nonassessable shares of the common stock. As a result of the Company’s Series E financing in November 2012, the Series D preferred stock conversion price was adjusted to the $1.46 per share minimum resulting in each share of Series D preferred stock becoming convertible at the option of the holder into 5.5736 fully paid and nonassessable shares of the common stock. No holder may convert its shares to the extent such conversion would result in the holder and its affiliates beneficially owning more than 19.99% of the common stock outstanding unless the Company’s stockholders approve the Nasdaq Proposal. The Series D preferred stock conversion price, and the rate at which shares of Series D preferred stock may be converted into shares of common stock, may be subject to adjustment for stock dividends, stock splits and other events, as provided in the Series D Certificate of Designations.

•

Redemption by Company — After November 4, 2013 and following notice the Company may redeem, for cash payment equal to the original Series D preferred stock issue price per share plus any accrued or declared but unpaid dividends thereon, all or a portion of the Series D preferred stock if the closing price of the common stock for 20 or more trading days in a period of 30 consecutive trading days is greater than or equal to 200% of the Series D preferred stock conversion price.

As of December 31, 2012 there were 1,124,260 shares of Series D preferred stock designated, issued and outstanding.

The Series D preferred stock was first assessed under ASC 480, “Distinguishing Liabilities from Equity” and it was determined that it was not within the scope of ASC 480 so the preferred stock was not considered a liability under ASC 480. The preferred stock was then assessed under ASC 815, “Derivatives and Hedging.”

The Series D preferred stock contains three embedded features: (1) optional redemption by the Company; (2) optional redemption by the holders and (3) optional conversion by the holders. Each embedded feature meets the definition of a derivative. The Company believes that the Series D preferred stock is an equity host for the purposes of assessing the embedded derivatives for potential bifurcation. The Company noted the following regarding these embedded features:

a.	Optional Redemption by the Company and Optional Redemption by the Holders — the redemption features were assessed under ASC 815-40 to determine if they were eligible for the exemption from derivative accounting. In order to meet the exemption the feature must be “indexed to the company’s own stock” and meet specified criteria for equity classification. Both redemption features met these requirements and were not bifurcated, or accounted for separately from the preferred stock.

b.	Optional Conversion by the Holder — the optional conversion by the holder feature was determined to be clearly and closely related to the preferred stock host. As such the conversion feature did not require bifurcation under ASC 815.

The Series D preferred stock was then assessed under ASC 470, “Debt,” to determine if there was a beneficial conversion feature (BCF). The BCF compares the carrying value of the preferred stock after the value of any derivatives has been allocated from the proceeds (in this case, the Warrant Liability) to the transaction date value of number of shares that the holder can convert into. The calculation resulted in a BCF of $4,445,000. The BCF was recorded in additional paid-in capital.

The following is a summary of the changes in the Series D preferred stock during 2012 and 2011 (000s):

Gross proceeds from November 4, 2011 Series D financing (including $351 paid for the warrants)	$9,500
Less — allocation of proceeds to:
fair value of warrants	(3,152)
beneficial conversion feature	(4,445)
transaction costs	(427)

Net proceeds allocated to Series D preferred stock	1,476
Accretion of beneficial conversion feature	4,445

Fair value of Series D preferred stock — November 4, 2011	$5,921

Fair value of Series D preferred stock — December 31, 2011	$5,921
Beneficial conversion feature related to Series E financing	(1,238)
Accretion of beneficial conversion feature	1,238

Fair value of Series D preferred stock — December 31, 2012	$5,921

Because the Series D preferred stock is redeemable upon events outside the control of the Company, the Company has recorded it in temporary equity. The initial carrying value of the Series D preferred stock was $1,476,000, after discounts for the proceeds allocated to the warrant liability and the BCF, and the recording of the transaction costs. The conversion option of the Series D preferred stock was immediately exercisable. As a result, the $4,445,000 discount related to the BCF was immediately accreted to preferred dividends, resulting in an increase in the carrying value of the Series D preferred stock to $5,921,000 at November 4, 2011. The sale of shares and warrants in our November 2012 Series E financing triggered an anti-dilution adjustment under the terms of the Series D preferred stock, resulting in the conversion price of the Series D preferred stock being reduced and fixed at the minimum $1.46 per share and the Series D preferred stock no longer being subject to any anti-dilution adjustments which resulted in an additional $1,238,000 discount related to the additional BCF. The additional BCF was immediately accreted to preferred dividends in 2012 which resulted in the carrying value of the Series D preferred stock remaining at $5,921,000. The Series D preferred stock is redeemable by the holder for the original $9,149,000 purchase price plus unpaid accrued dividends upon a fundamental change, as described above. The Company has determined that the occurrence of a fundamental change is not probable at this time and is not currently accreting the difference between the $5,921,000 fair value of the Series D preferred stock and the redemption value of $9,149,000 purchase price plus unpaid accrued dividends. If the occurrence of a fundamental change becomes probable, the Company will accrete this $3,228,000 difference at that time.

The Series D Convertible Preferred Stock and Warrant Purchase Agreement was amended in connection with the Series E financing. The amendments consisted of changes to voting rights limitations and restrictions on the transferability of securities issued in the Series D financing. There is no specific guidance on accounting for amendments to preferred stock agreements. However it is generally accepted that such changes should be analyzed to determine if they represent a modification or an extinguishment of the preferred stock. The Company has adopted a qualitative approach to assessing whether amendments are accounted for as modifications or extinguishments. The Company considers the nature of the changes to the preferred stock agreement, including whether the amendments significantly change a substantial contractual term or fundamentally change the nature of the stock; and whether the amendment of the terms would have changed the initial accounting for the stock. If the amendments significantly change a substantial term; fundamentally change the nature of the preferred shares; or change the accounting for the stock, then the change is accounted for as an extinguishment. Otherwise the amendments are accounted for as modifications.

The Company has considered the nature of these amendments and whether the amendments significantly change any substantial terms that affect the initial accounting for the Series D preferred stock. The Company determined that these amendments were not to substantial terms of the agreement and did not fundamentally change the nature of the Series D preferred stock. In addition, the Company assessed the original accounting for the Series D preferred stock and determined that the accounting did not change as a result of the amendments. Thus, the changes were considered a modification and not an extinguishment.

The Company then considered the appropriate model for accounting for the modification of the Series D preferred stock. The Company considered the debt and the share based payment modification guidance and determined that the share based modification rules included in ASC 718-20-35 were more appropriate. The model under ASC 718-20-35 requires the measurement of the fair value of the Series D preferred stock immediately before and after the modification. The Company determined that the change in fair value resulting from the modification was de minimis, as the amendments did not affect substantial terms of the agreement and did not affect the Company’s financial statements.

(b) Warrants

The Series D warrants had an initial exercise price of $1.63 per common share (subject to adjustment therein) and may be exercised at the holder’s option at any time on or before November 4, 2016. The sale of shares of Series E preferred stock and Series E warrants in our November 2012 Series E financing triggered an anti-dilution adjustment under the terms of the Series D warrants, resulting in the conversion price of the Series D warrants being reduced and fixed at the minimum $1.46 per share and the Series D warrants no longer being subject to any anti-dilution adjustments. The Series D warrants provide that the Company shall not effect any exercise of the Series D warrants, and the Series D warrants may not be exercised with respect to any portion of the Series D warrants, to the extent that such exercise would result in the holder and its affiliates beneficially owning more than 19.99% of (i) the number of shares of common stock outstanding or (ii) the combined voting power of the securities of the Company outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon exercise of the Series D warrants unless the stockholders of the Company approve the Nasdaq Proposal, in which case, the 19.99% limitation will be increased, with respect to the holders of Series D preferred stock, to 35%. After November 4, 2013, the Company may redeem the Series D warrants for $0.01 per share of common stock issuable on exercise of the Series D warrants following notice to the holder if the closing price of the common stock for 20 or more trading days in a period of 30 consecutive trading days is greater than or equal to $6.51 (subject to adjustment for stock splits, stock dividends, combinations, recapitalizations, reclassifications, and similar transactions affecting the common stock).

The Series D warrants were first assessed under ASC 480, “Distinguishing Liabilities from Equity,” and it was determined that they were not within its scope so the warrants were not considered a liability under ASC 480. The Series D warrants were then assessed under ASC 815, “Derivatives and Hedging,” and were determined to be derivative instruments since the price protection features do not meet the “indexed to the company’s own stock” exemption requirements in ASC 815-40. The Series D warrants were recorded at fair value as of the transaction date and were being marked to fair value through earnings each quarter. The sale of shares of Series E preferred stock and Series E warrants in our November 2012 Series E financing triggered an anti-dilution adjustment under the terms of the Series D warrants, resulting in the exercise price of the Series D warrants being reduced and fixed at the minimum $1.46 per share and the Series D warrants no longer being subject to any anti-dilution adjustments. Since the exercise price of the Series D warrants became fixed, the Series D warrants then met the exception under ASC 815-40 as they were now “indexed to the company’s own stock” and met certain criteria for equity classification. Accordingly, the Series D warrants were marked to fair value through earnings as of November 9, 2012 and the remaining $0.5 million was reclassified to stockholders equity at that time. See Note 2(m).

The Series D warrants were also amended in connection with the Series E financing. The amendments consisted of changes in limitations on the Company’s right to redeem the Series D warrants and the Series D warrant holder’s right to exercise the Series D warrants. There is no specific guidance on accounting for amendments to warrant agreements. However it is generally accepted that such changes should be analyzed to determine if they represent a modification or an extinguishment of the warrant. The Company has adopted a qualitative approach to assessing whether amendments are accounted for as modifications or extinguishments. The Company considers the nature of the changes to the warrant agreement, including whether the amendments significantly change a substantial contractual term or fundamentally change the nature of the warrant; and whether the amendment of the terms would have changed the initial accounting for the Series D warrant. If the amendments significantly change a substantial term; fundamentally change the nature of the Series D warrant; or change the accounting for the Series D warrant, then the change is accounted for as an extinguishment. Otherwise the amendments are accounted for as modifications.

The Company has considered the nature of these amendments and whether the amendments significantly change any substantial terms that affect the initial accounting for the Series D warrants. The Company determined that these amendments were not to substantial terms of the agreement and did not fundamentally change the nature of the Series D warrants. In addition, the Company assessed the original accounting for the Series D warrants and determined that the accounting did not change as a result of the amendments. Thus, the changes were considered a modification and not an extinguishment.

The Company then considered the appropriate model for accounting for the modification of the Series D warrants. The Company considered the debt and the share based payment modification guidance and determined that the share based modification rules included in ASC 718-20-35 were more appropriate. The model under ASC 718-20-35 requires the measurement of the fair value of the Series D warrants immediately before and after the modification. The Company determined that the change in fair value resulting from the modification was de minimis, as the amendments did not affect substantial terms of the agreement and did not affect the Company’s financial statements.

Non-redeemable Preferred Stock, Common Stock and Other Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Series D Redeemable Convertible Preferred Stock and Warrants and Non-redeemable Preferred Stock, Common Stock and Other Stockholders' Equity [Abstract]
Non-redeemable Preferred Stock, Common Stock and Other Stockholders Equity

7. Non-redeemable Preferred Stock, Common Stock and Other Stockholders’ Equity

(a) Common Stock

Pursuant to the terms of a unit purchase agreement dated as of May 5, 1998, the Company issued and sold a total of 1,199,684 shares of common stock (the Put Shares) at a price of $16.00 per share. Under the terms of the unit purchase agreement, the initial purchasers (the Put Holders) of the Put Shares have the right (the Put Right) to require the Company to repurchase the Put Shares. The Put Right may not be exercised by any Put Holder unless: 1) the Company liquidates, dissolves or winds up its affairs pursuant to applicable bankruptcy law, whether voluntarily or involuntarily; 2) all of the Company’s indebtedness and obligations, including without limitation the indebtedness under the Company’s then outstanding notes, has been paid in full; and 3) all rights of the holders of any series or class of capital stock ranking prior and senior to the common stock with respect to liquidation, including without limitation the Series A convertible preferred stock, have been satisfied in full. The Company may terminate the Put Right upon written notice to the Put Holders if the closing sales price of its common stock exceeds $32.00 per share for the twenty consecutive trading days prior to the date of notice of termination. Because the Put Right is not transferable, in the event that a Put Holder has transferred Put Shares since May 5, 1998, the Put Right with respect to those shares has terminated. As a consequence of the Put Right, in the event the Company is liquidated, holders of shares of common stock that do not have Put Rights with respect to such shares may receive smaller distributions per share upon the liquidation than if there were no Put Rights outstanding.

As of December 31, 2012, the Company has repurchased or received documentation of the transfer of 399,950 Put Shares and 35,780 of the Put Shares continued to be held in the name of Put Holders. The Company cannot determine at this time what portion of the Put Rights of the remaining 763,954 Put Shares have terminated.

(b) Warrants

The Company has the following warrants outstanding and exercisable for the purchase of common stock at December 31, 2012:

Expiration Date	Shares	Weighted Average Exercise Price Per share
August 5, 2015	1,628,402	$3.71

November 4, 2016	2,810,650	1.46
November 9, 2017	8,484,840	0.70

Total	12,923,892	1.24

See note 6(b).

(c) Stock Options

Under the 2008 Stock Incentive Plan, the Company may grant options to purchase common stock, stock appreciation rights, restricted stock awards and other forms of stock-based compensation. Stock options generally vest over three to four years, and expire no later than 10 years from the date of grant. A total of 3,700,000 shares of common stock may be issued pursuant to awards granted under the plan subject to reduction in the event that there are any “full-value awards,” as defined in the plan. The maximum number of shares of common stock with respect to which awards may be granted to any participant under the plan is 500,000 per calendar year. The Compensation Committee of the Board of Directors has the authority to select the employees to whom options are granted and determine the terms of each option, including (i) the number of shares of common stock subject to the option; (ii) when the option becomes exercisable; (iii) the option exercise price, which must be at least 100% (110% in the case of incentive stock options granted to those holding 10% or more of the voting power of the Company) of the fair market value of the common stock as of the date of grant and (iv) the duration of the option, which may not exceed 10 years. Stock options may not be re-priced without shareholder approval. Discretionary awards to non-employee directors are granted and administered by a committee comprised of independent directors. As of December 31, 2012, options to purchase a total of 3,880,054 shares of common stock were outstanding under the 2008 Stock Incentive Plan. As of December 31, 2012, 2,098,208 shares of common stock remain available for grant under the 2008 Stock Incentive Plan.

The Company is no longer granting stock options or other awards pursuant to the share-based compensation plans that were utilized prior to the approval of the 2008 Stock Incentive Plan. Under these earlier plans, stock options generally vested over three to four years, and expired no later than 10 years from the date of grant. As of December 31, 2012, options to purchase a total of 1,775,458 shares of common stock were outstanding under these plans.

The following table summarizes information related to the outstanding and exercisable options during 2012 (in thousands, except per share amounts and years):

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	5,943	$4.96
Granted	188	0.92
Exercised	—	—
Forfeited	(355)	1.93
Expired	(120)	7.77

Outstanding at December 31, 2012	5,656	4.96	6.55	$6

Exercisable at December 31, 2012	4,187	5.94	5.89	—
Total exercisable or expected to vest	5,589	4.99	6.53	6

(d) Employee Stock Purchase Plan

The Company’s 1995 Employee Stock Purchase Plan (the Stock Purchase Plan), as amended, provides for the issuance of up to 500,000 shares of common stock to participating employees of the Company or its subsidiaries. Participation is limited to employees that would not own 5% or more of the total combined voting power or value of the stock of the Company after the grant.

Under the Stock Purchase Plan, on the first day of a designated payroll deduction period, the “Offering Period,” the Company will grant to each eligible employee who has elected to participate in the Stock Purchase Plan an option to purchase shares of common stock as follows: the employee may authorize an amount, a whole percentage from 1% to 10% of such employee’s regular pay, to be deducted by the Company from such pay during the Offering Period. On the last day of the Offering Period, the employee is deemed to have exercised the option, at the option exercise price, to the extent of accumulated payroll deductions. Under the terms of the Stock Purchase Plan, the option price is an amount equal to 85% of the fair market value per share of the common stock on either the first day or the last day of the Offering Period, whichever is lower. In no event may an employee purchase in any one Offering Period a number of shares that is more than 15% of the employee’s annualized base pay divided by 85% of the market value of a share of common stock on the commencement date of the Offering Period. The Compensation Committee may, in its discretion, choose an Offering Period of 12 months or less for each of the Offerings and choose a different Offering Period for each Offering.

Offering periods are three months in duration and commence on March 1, June 1, September 1, and December 1. In 2012, 2011, and 2010, the Company issued 4,746, 26,155, and 43,496 shares of common stock, respectively, under the Stock Purchase Plan.

(e) Preferred Stock

The Restated Certificate of Incorporation of the Company permits its Board of Directors to issue up to 5,000,000 shares of preferred stock, par value $0.01 per share, in one or more series, to designate the number of shares constituting such series, and fix by resolution, the powers, privileges, preferences and relative, optional or special rights thereof, including liquidation preferences and dividends, and conversion and redemption rights of each such series. The Company has designated 1,500,000 shares as Series A convertible preferred stock, 1,124,260 shares of Series D redeemable convertible preferred stock (see Note 6) and 424,242 shares of Series E convertible preferred stock (see Note 7(g)). As of December 31, 2012 and 2011, there were 655 shares of Series A convertible preferred stock outstanding.

(f) Series A Convertible Preferred Stock

The dividends on the Series A convertible preferred stock are payable semi-annually in arrears at the rate of 1% per annum, at the election of the Company, either in cash or additional duly designated, fully paid and nonassessable shares of Series A preferred stock. The Company paid dividends in stock until 2004 when it elected to pay further dividends in cash. In the event of liquidation, dissolution or winding up of the Company, after payment of debts and other liabilities of the Company, the holders of the Series A convertible preferred stock then outstanding will be entitled to a distribution of $1 per share out of any assets available to shareholders. The Series A preferred stock is non-voting. All remaining shares of Series A preferred stock rank as to payment upon the occurrence of any liquidation event senior to the common stock. Shares of Series A preferred stock are convertible, in whole or in part, at the option of the holder into fully paid and nonassessable shares of common stock at $34.00 per share, subject to adjustment.

(g) Series E Convertible Preferred Stock

The Series E convertible preferred stock was issued in connection with the Company’s November 9, 2012 financing discussed in Note 13. On November 9, 2012, the board of directors of the Company designated 424,242 shares as Series E preferred stock, having the rights and preferences set forth in the Certificate of Designations, Preferences and Rights of Series E preferred stock (Series E Certificate of Designations) as summarized below.

•

Dividends — The holders of Series E preferred stock are entitled to receive cash dividends payable quarterly in arrears at the Initial Dividend Rate (as defined below) with the first payment date being March 31, 2013. The Company has agreed that, at its 2013 annual meeting of stockholders it will propose an amendment to the Series D Certificate of Designations to, among other things, modify the terms of the Series D preferred stock that require payment of dividends to Series D preferred stockholders upon payment of dividends to Series E stockholders. If the stockholders of the Company approve the amendment to Series D Certificate of Designations, the dividend rate with respect to the Series E preferred dividends will increase from the Initial Dividend Rate to the rate of 8% per annum. The Initial Dividend Rate is also subject to increase to 8% per annum in the event that, as of any Series E preferred dividend payment date, there are no shares of Series D preferred stock outstanding. In the event that the amendment to Series D Certificate of Designations is submitted to the stockholders of the Company and it is not approved, then the holders of the Series E preferred stock will no longer be entitled to any Series E preferred dividends. The Company will not submit the amendment to Series D Certificate of Designations to the stockholders for approval if there are no shares of Series D preferred stock then outstanding. The term “Initial Dividend Rate” means 4.6% per annum or such other percentage per annum as may be approved by the Company and by the holders of at least a majority of the then outstanding shares of Series E preferred stock.

•

Liquidation and Other Events — In the event of a liquidation, dissolution or winding up of the Company (other than a Sale of the Corporation as defined in the Series E Certificate of Designations), whether voluntary or involuntary, after payment or provision for payment of debts and other liabilities of the Company, the holders of the Series E preferred stock then outstanding will be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount equal to the greater of (a) the original per share purchase price of the Series E preferred stock ($14.00 per share) plus all accrued or declared but unpaid dividends thereon and (b) the amount that the holder of Series E preferred stock would be entitled to receive with respect to each share of Series E preferred stock pursuant to such liquidation if all of the outstanding shares of Series E preferred stock had been converted into common stock as of the date immediately prior to the date fixed for determination of stockholders entitled to receive a distribution in such liquidation. Such amount will be paid before any cash distribution may be made or any other assets distributed in respect of the holders of common stock, Series A convertible preferred stock, Series D preferred stock or any other class of capital stock of the Company ranking junior to the Series E preferred stock as to liquidation. In the event of a sale of the corporation, after payment to the holders of the Series A preferred stock, Series D preferred stock and any other class of capital stock of the Company ranking senior to the Series E preferred stock, the remaining assets of the Company available for distribution to its stockholders will be distributed among the holders of shares of Series E preferred stock and common stock on a pro rata (and as converted to common stock) basis based on the number of shares held by each such holder.

•

Voting — Unless and until the stockholders of the Company approve the Nasdaq Proposal, the Series E preferred stock will have no voting rights. Subject to and effective upon the date that the stockholders of the Company approve the Nasdaq Proposal, each holder of outstanding shares of Series E preferred stock will be entitled to cast a number of votes equal to the lesser of (a) the number of whole shares of common stock into which the shares of Series E preferred stock held by such holder are convertible and (b) the product of the Voting Adjustment Percentage, as defined in the Series E Certificate of Designations, multiplied by the number of whole shares of common stock into which the shares of Series E preferred stock held by such holder are convertible. The intent of the Voting Adjustment Percentage is to provide that the maximum aggregate voting power that the holders of Series E preferred stock and their affiliates may hold does not exceed 35% of the total outstanding voting power of the Company at any time. The Voting Adjustment Percentage does not modify the provisions set forth in the Series E Purchase Agreement that require the Series E purchasers and their affiliates to vote any shares held by them in excess of the number of shares equal to 19.99% or 25%, as applicable, of the outstanding common stock (including shares of common stock issuable upon conversion or exercise of securities that are convertible into or exercisable for shares of common stock held by the Series E purchasers and their affiliates) in the same manner and percentage as the holders of the common stock (other than the Series E purchasers and their affiliates) vote on such matter.

•

Protective Provisions — For so long as at least 84,849 shares of Series E preferred stock, subject to adjustment, remain outstanding, the Company has agreed that it will not, directly or indirectly, (a) amend the Certificate of Incorporation or bylaws of the Company in a manner that adversely and uniquely affects the Series E preferred stock, (b) except as expressly permitted by the Series E Certificate of Designations, purchase or redeem or pay or declare any dividend or make any distribution on, any shares of capital stock of the Company, or (c) recapitalize or reclassify any of the common stock, without in each case the written consent or affirmative vote of the holders of at least 51% of the then outstanding shares of Series E preferred stock.

•

Conversion — Each share of Series E preferred stock is convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the Series E preferred stock original issue price by the Series E preferred stock conversion price in effect at the time of conversion. The Series E preferred stock conversion price is initially equal to $0.70 and the Series E preferred stock issue price is initially equal to the $14.00 original purchase price of the Series E preferred stock. Accordingly, each share of Series E preferred stock is initially convertible at the option of the holder into 20 fully paid and nonassessable shares of the common stock. No holder may convert its shares to the extent such conversion would result in the holder and its affiliates beneficially owning more than 19.99% of the outstanding common stock or outstanding voting power of the Company (including shares of common stock issuable upon conversion of the Series E preferred stock), unless the stockholders of the Company approve the Nasdaq Proposal, in which case, the 19.99% limitation will be increased, with respect to any holder of Series E preferred stock, to 35%. The initial Series E preferred stock conversion price, and the rate at which shares of Series E preferred stock may be converted into shares of common stock, are subject to adjustment for stock dividends, stock splits and other similar events, as provided in the Series E Certificate of Designations.

•

Redemption by Company — After the later of November 9, 2014 and the date that no shares of Series D preferred stock remain outstanding, the Company may redeem all or a portion of the Series E preferred stock for a cash payment equal to the original Series E preferred stock issue price per share plus any accrued or declared but unpaid dividends thereon following notice to the holders of the Series E preferred stock if the closing price of the common stock for 20 or more trading days in a period of 30 consecutive trading days is greater than or equal to 400% of the Series E preferred stock conversion price. The Company may not redeem any shares of Series E preferred stock from a holder that cannot convert such shares of Series E preferred stock into common stock as a result of the beneficial ownership limitations described above under “Conversion.” In such event, the Company may redeem such nonredeemable shares pursuant to alternative redemption provisions set forth in the Series E Certificate of Designations following notice to the holders of the nonredeemable shares, for a cash payment equal to the greater of the 20 consecutive trading day average closing price per share of the common stock ending on the trading day immediately prior to redemption date plus any dividends accrued or declared but unpaid thereon and the Series E conversion price plus any dividends accrued or declared but unpaid thereon.

The Series E preferred stock was first considered under ASC 480 and it was determined that it was not mandatorily redeemable. The Company identified the following three embedded features within the Series E preferred stock: (1) optional conversion by the holder; (2) optional redemption by the company; and (3) an alternative redemption by the company. The Series E preferred stock was determined to be an equity host. The optional conversion by the holder was assessed to be clearly and closely related to the Series E preferred stock and thus not subject to bifurcation under ASC 815. The optional redemption by the company and the alternative redemption by the company were both indexed to the Company’s own stock and met the criteria for equity classification under ASC 815-40 and thus were not required to be bifurcated. The Series E preferred stock is redeemable only at the Company’s option. In addition, the Series E preferred stock only has preferences in the event of a final liquidation or termination of the Company. In the event of a deemed liquidation, the Series E preferred stock has no preferences and ranks together with the common stockholders. Thus, the Series E preferred stock is not within the scope of ASC 480-10-S99 and will be classified in stockholders’ equity.

The Series E preferred stock was issued together with warrants to purchase 8,484,840 shares of common stock (the Series E warrants). Since the Series E preferred stock and the Series E warrants were classified in stockholders’ equity, the gross proceeds from the financing were allocated between the Series E preferred stock and the Series E warrants based on their relative fair values at the time of the November 9, 2012 Series E financing. The fair value of the Series E warrants was computed using the Black Scholes Model and was determined to be $2,949,000. The $2,322,000 prorated value of the Series E warrants was recorded as additional paid-in capital.

The Series E preferred stock was then considered under ASC 470-20 to determine if a BCF existed. As of the transaction date, a BCF of $1,262,000 was computed using the initial stated conversion rate. Since the conversion feature is immediately exercisable, the $1,262,000 BCF was accreted immediately to preferred dividends.

The following is a summary of the changes in the Series E preferred stock during 2012 (in thousands):

Gross proceeds from November 9, 2012 Series E financing (including $1,061 paid for the warrants)	$7,000
Less — allocation of proceeds to:
fair value allocated to warrants	(2,322)
beneficial conversion feature	(1,262)
transaction costs	(977)

Net proceeds allocated to Series E preferred stock	2,439
Accretion of beneficial conversion feature	1,262

Carrying Value of Series E preferred stock — November 9, 2012	$3,701

Carrying Value of Series E preferred stock — December 31, 2012	$3,701

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

(a) Lease Commitments

In June 2007, the Company relocated its operations to a newly leased facility with a lease term through May 31, 2014, with one five-year renewal option exercisable by the Company. During 2012, 2011 and 2010, rent expense, including real estate taxes, was $1,596,000, $1,582,000, and $1,531,000, respectively. As part of the lease, the Company is required to restrict approximately $311,000 of cash for a security deposit as of December 31, 2012. The lease is classified as an operating lease. Future minimum commitments as of December 31, 2012 under the Company’s lease agreement are approximately:

December 31,	Operating Lease
(In thousands)
2013	$1,488
2014	628

$2,116

(b) External Collaborations

The Company is a party to six royalty-bearing license agreements under which it has acquired rights to antisense related patents, patent applications, and technology. Each of these in-licenses automatically terminates upon the expiration of the last to expire patent included in the license. The Company has annual minimum payments due under these agreements of $35,000.

(c) Contract Obligations

The Company has an employment agreement, which expires October 2015, with its chairman, president and chief executive officer. As of December 31, 2012, future minimum commitments under this agreement were approximately $549,000 for each of the years ended December 31, 2013 and 2014, and $440,000 for the year ended December 31, 2015.

(d) Related-Party Transactions

In November 2011, the Company issued and sold shares of Series D preferred stock and Series D warrants pursuant to a Convertible Preferred Stock and Warrant Purchase Agreement with Pillar I, an investment partnership managed by one of the Company’s directors and significant shareholders, which is described in Note 13. In November 2012, the Company issued and sold shares of Series E preferred stock and Series E warrants pursuant to a Convertible Preferred Stock and Warrant Purchase Agreement with Pillar II, an investment partnership managed by two of the Company’s directors and one of its significant shareholders, which is described in Note 13.

The Company paid certain directors consulting fees of approximately $1,000, $32,000 and $53,000 in 2012, 2011 and 2010, respectively. The $1,000 paid in 2012 was associated with services performed in 2011. The Company issued common stock in lieu of Director board and committee fees of approximately $1,000, $38,000, and $6,000 during 2012, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

9. Income Taxes

Subject to the limitations described below, at December 31, 2012, the Company had cumulative net operating loss carryforwards (NOLs) of approximately $173.3 million and $67.3 million available to reduce federal and state taxable income which expire through 2032. In addition, the Company had cumulative federal and state tax credit carryforwards of $5.0 million and $5.2 million, respectively, available to reduce federal and state income taxes which expire through 2032 and 2027, respectively. The federal and state NOLs include approximately $1.9 million and $1.6 million, respectively, of deductions related to the exercise of stock options subsequent to the adoption of ASC 718 — “Stock Compensation.” This amount represents an excess tax benefit as defined under ASC 718 and has not been included in the gross deferred tax asset reflected for NOLs.

The Tax Reform Act of 1986 contains provisions, which limit the amount of net operating loss and tax credit carryforwards that companies may utilize in any one year in the event of cumulative changes in ownership over a three-year period in excess of 50%. The Company has completed several financings since the effective date of the Tax Reform Act of 1986, which as of December 31, 2012, have resulted in ownership changes in excess of 50%, and that will significantly limit the Company’s ability to utilize its NOL and tax credit carryforwards. The Company has not prepared an analysis to determine the effect of the ownership change limitation on its ability to utilize its net operating loss and tax credit carryforwards as of December 31, 2012. Ownership changes in future periods may place additional limits on the Company’s ability to utilize NOLs and tax credit carryforwards.

As of December 31, 2012 and 2011, the components of the deferred tax assets are approximately as follows:

	2012	2011
	(In thousands)
Operating loss carryforwards	$61,717	$75,817
Tax credit carryforwards	8,455	9,163
Other	4,935	4,844

	75,107	89,824
Valuation allowance	(75,107)	(89,824)

	$—	$—

The Company has provided a valuation allowance for its deferred tax asset due to the uncertainty surrounding the ability to realize this asset. The decreases in the operating loss carryforward deferred tax asset and the valuation allowance in the current year is primarily attributable to the expiration of NOLs.

The difference between the 34% U.S. federal corporate tax rate and the Company’s effective tax rate is as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Expected federal income tax rate	(34.0)%	(34.0)%	(34.0)%
Expiring credits and NOLs	116.3	66.3	74.2
Change in valuation allowance	(76.6)	(22.5)	(34.1)
Federal and state credits	(0.6)	(3.3)	(6.4)
State income taxes, net of federal benefit	(5.2)	(5.4)	(4.8)
Permanent differences	0.1	(1.0)	2.6
State rate change	—	—	0.3
Other	—	(0.1)	2.2

Effective tax rate	0.0%	0.0%	0.0%

The Company applies ASC 740-10, “Accounting for Uncertainty in Income Taxes, an interpretation of ASC 740.” ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in financial statements and requires the impact of a tax position to be recognized in the financial statements if that position is more likely than not of being sustained by the taxing authority. The Company had no unrecognized tax benefits resulting from uncertain tax positions at December 31, 2012 and 2011.

The Company has not, as of yet, conducted a study of its research and development credit carryforwards. Such a study might result in an adjustment to the Company’s research and development credit carryforwards, however, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position under ASC 740-10. A full valuation allowance has been provided against the Company’s research and development credits and, if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the statements of operations and comprehensive loss if an adjustment was required.

The Company files income tax returns in the U.S. federal and Massachusetts jurisdictions. The Company is no longer subject to tax examinations for years before 2009, except to the extent that it utilizes NOLs or tax credit carryforwards that originated before 2009. The Company does not believe there will be any material changes in its unrecognized tax positions over the next 12 months. The Company has not incurred any interest or penalties. In the event that the Company is assessed interest or penalties at some point in the future, they will be classified in the statements of operations and comprehensive loss as general and administrative expense.

The American Taxpayer Relief Act of 2012 (the Act) was enacted on January 2, 2013. The Act retroactively reinstates the federal research and development credit from January 1, 2012, through December 31, 2013. The effect of the change in the tax law related to fiscal 2012 is estimated to be approximately $0.5 million, which will increase the deferred tax asset and related valuation allowance in the first quarter of 2013, the quarter in which the law was enacted.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan [Abstract]
Employee Benefit Plan

10. Employee Benefit Plan

The Company has an employee benefit plan under Section 401(k) of the Internal Revenue Code. The plan allows employees to make contributions up to a specified percentage of their compensation. Under the plan, the Company matches a portion of the employees’ contributions up to a defined maximum. The Company is currently contributing up to 3% of employee base salary, by matching 50% of the first 6% of annual base salary contributed by each employee. Approximately $106,000, $132,000, and $139,000 of 401(k) benefits were charged to operating expenses during 2012, 2011 and 2010, respectively.

Net Loss per Common Share applicable to Common Stockholders	12 Months Ended
Dec. 31, 2012
Net Loss Per Common Share Applicable to Common Stockholders [Abstract]
Net Loss per Common Share applicable to Common Stockholders

11. Net Loss per Common Share Applicable to Common Stockholders

For the years ended December 31, 2012 and 2011, basic and diluted net loss per common share applicable to common stockholders is computed using the weighted average number of shares of common stock outstanding during the period. Diluted net loss per common share applicable to common stockholders is the same as basic net loss per common share applicable to common stockholders as the effects of the Company’s potential common stock equivalents are antidilutive. Total antidilutive securities were 33,332,000 and 16,005,000 at December 31, 2012 and 2011, respectively, and consist of stock options, preferred stock and warrants.

For the year ended December 31, 2012, net loss per common share applicable to common stockholders reflects $3.2 million in preferred stock accretion and dividends, including $1.2 million related to the BCF of the Series D preferred stock that has been accreted to preferred dividends, $0.7 million in dividends payable on shares of our Series D preferred stock and $1.3 million related to the BCF of the Series E preferred stock that has been accreted to preferred dividends. For the year ended December 31, 2011, net loss per common share applicable to common stockholders reflects $4.5 million in preferred stock accretion and dividends, including $4.4 million related to the BCF of the Series D preferred stock that has been accreted to preferred dividends, and $0.1 million in dividends payable on shares of our Series D preferred stock.

Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure of Cash Flow Information [Abstract]
Supplemental Disclosure of Cash Flow Information

12. Supplemental Disclosure of Cash Flow Information

Supplemental disclosure of cash flow information for the periods presented is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Supplemental disclosure of non cash financing and investing activities:
Accretion of Series D redeemable preferred stock beneficial conversion feature	$1,238	$4,445	$—

Accretion of Series E preferred stock beneficial conversion feature	$1,262	$—	$—

Reclassification of Series D warrants from liabilities to stockholders’ equity	$503	$—	$—

Financings	12 Months Ended
Dec. 31, 2012
Financings [Abstract]
Financings

13. Financings

Series E Preferred Stock and Warrant Financing

In November 2012, the Company entered into a Convertible Preferred Stock and Warrant Purchase Agreement (Series E Purchase Agreement) with Pillar II and the other purchaser named therein (together, the Series E Purchasers). Pursuant to the Series E Purchase Agreement, the Company issued and sold to the Series E Purchasers, for an aggregate purchase price of approximately $7.0 million, 424,242 shares of its Series E preferred stock and Series E warrants to purchase up to 8,484,840 shares of its common stock. The shares of Series E preferred stock are convertible, subject to limitations, into an aggregate of 8,484,840 shares of common stock at a conversion price of $0.70 per share. The initial exercise price of the Series E warrants is $0.70 per share. The Series E warrants are exercisable immediately, and will expire if not exercised on or prior to November 9, 2017. The Company has agreed to pay to the holders of the Series E preferred stock quarterly dividends payable in cash in arrears at the rate of 4.6% per annum with the first dividend payment being due on March 31, 2013. Under the terms of the Series D preferred stock, any dividends paid to the holders of Series E preferred stock will also be paid to the holders of the Series D preferred stock on an as-converted to common stock basis. The Company has agreed that, at its 2013 annual meeting of stockholders, it will, among other things, propose an amendment to the Series D Certificate of Designations to, among other things, modify the terms of the Series D preferred stock that require payment of dividends to Series D preferred stockholders upon payment of dividends to Series E stockholders. If such amendment is approved by the Company’s stockholders, the holders of the Series E preferred stock will become entitled to receive dividends payable in cash quarterly in arrears at the rate of 8% per annum and the holders of the Series D preferred stock would cease to be entitled to corresponding dividends. If such amendment is submitted to the Company’s stockholders and it is not approved, the holders of the Series E preferred stock will no longer be entitled to receive dividends.

The net proceeds to the Company, excluding the proceeds of any exercise of the warrants, were approximately $6.0 million. The Company intends to use these funds for research and clinical development activities, the manufacturing of its product candidates, working capital and general corporate purposes, including the advancement of the Company’s autoimmune disease program in at least two indications.

The securities offered by the Company in the private placement were not registered under the Securities Act of 1933, as amended (the Securities Act), and cannot be offered or sold in the United States absent registration or an applicable exemption from registration requirements. In January 2013, the Company filed a registration statement with the Securities and Exchange Commission that became effective on January 17, 2013, registering the resale of the shares of common stock issuable upon conversion of the Series E preferred stock and the shares of common stock issuable upon exercise of the Series E warrants issued in the private placement.

The Company is subject to specified cash penalties if it fails to maintain an effective registration statement with the Securities and Exchange Commission registering the resale of the shares of Common Stock issuable upon conversion of the Series E preferred stock and the shares of Common Stock issuable upon exercise of the Series E warrants. Such penalties are limited to a cumulative maximum penalty equal to 10% of the aggregate purchase price paid to the Company for the Series E preferred stock. The Company is required to maintain the registration statement’s effectiveness until no unregistered shares of Common Stock issued or issuable upon conversion of the Series E preferred stock or upon exercise of the Series E warrants remain outstanding or issuable, as applicable.

Series D Preferred Stock and Warrant Financing

In November 2011, the Company entered into a Convertible Preferred Stock and Warrant Purchase Agreement (Series D Purchase Agreement) with Pillar I. Pursuant to the Series D Purchase Agreement, the Company issued and sold to Pillar I, for an aggregate purchase price of $9.5 million, 1,124,260 shares of its Series D preferred stock initially convertible into 5,621,300 shares of its common stock, and Series D warrants to purchase 2,810,650 shares of its common stock. Each share of Series D preferred stock was initially convertible, subject to limitations, at a conversion price of $1.63 per share. The initial exercise price of the Series D warrants was $1.63 per share.

The sale of shares of Series E preferred stock and Series E warrants in the Company’s November 2012 Series E financing triggered anti-dilution adjustments under the terms of the Series D preferred stock and the Series D warrants. The anti-dilution adjustment under the Series D preferred stock resulted in the conversion price of the Series D preferred stock being reduced and fixed at $1.46 per share, and such shares no longer being subject to any anti-dilution adjustments. Each share of Series D preferred stock became convertible into 5.5736 shares of the Company’s common stock and, as a result, the 1,124,260 shares of Series D preferred stock became convertible, subject to limitations, into 6,266,175 shares of the Company’s common stock. The anti-dilution adjustment under the Series D warrants resulted in the exercise price of the Series D warrants being reduced and fixed at the minimum $1.46 per share and the Series D warrants no longer being subject to any anti-dilution adjustments.

The net proceeds to the Company, excluding the proceeds of any exercise of the Series D warrants, were approximately $9.1 million which was allocated as described in Note 6(a). The Company used these funds for research and product development activities, including costs of conducting preclinical studies and clinical trials, and for general corporate purposes.

The securities offered by the Company in the private placement were not registered under the Securities Act and cannot be offered or sold in the United States absent registration or an applicable exemption from registration requirements. In December 2011, the Company filed a registration statement with the Securities and Exchange Commission that became effective on December 21, 2011, registering the resale of the shares of common stock issuable upon conversion of the Series D preferred stock and the shares of common stock issuable upon exercise of the warrants issued in the private placement. In February 2013, the Company filed a registration statement with the Securities and Exchange Commission that became effective on February 8, 2013, covering the resale of additional shares of common stock issuable upon conversion of the Series D preferred stock.

The Company is subject to specified cash penalties if it fails to maintain an effective registration statement with the Securities and Exchange Commission registering the resale of the shares of common stock issuable upon conversion of the Series D preferred stock and the shares of common stock issuable upon exercise of the Series D warrants. Such penalties are limited to a cumulative maximum penalty equal to 10% of the aggregate purchase price paid to the Company by Pillar I for the Series D preferred stock. The Company is required to maintain the registration statement’s effectiveness until no unregistered shares of common stock issued or issuable upon conversion of the Series D preferred stock or upon exercise of the Series D warrants remain outstanding or issuable, as applicable.

Registered Direct Common Stock Financing

On August 5, 2010, the Company raised $15.1 million in gross proceeds from a registered direct offering of common stock and warrants to institutional investors. In the offering, the Company sold 4,071,005 shares of common stock and warrants to purchase 1,628,402 shares of common stock. The common stock and the warrants were sold in units at a price of $3.71 per unit, with each unit consisting of one share of common stock and warrants to purchase 0.40 shares of common stock. The warrants to purchase common stock have an exercise price of $3.71 per share, are exercisable immediately, and will expire if not exercised on or prior to August 5, 2015. The net proceeds to the Company from the offering, excluding the proceeds of any future exercise of the warrants, were approximately $14.1 million.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash, Cash Equivalents and Short Term Investments

(b) Cash, Cash Equivalents and Short-Term Investments

The Company considers all highly liquid investments with maturities of 90 days or less when purchased to be cash equivalents. Cash and cash equivalents at December 31, 2012 and 2011 consisted of cash and money market funds.

Management determines the appropriate classification of marketable securities at the time of purchase. Investments that the Company does not have the positive intent to hold to maturity are classified as “available-for-sale” and reported at fair market value. Unrealized gains and losses associated with available-for-sale investments are recorded in “Accumulated other comprehensive income” on the accompanying balance sheets. The amortization of premiums and accretion of discounts, and any realized gains and losses and declines in value judged to be other-than-temporary, and interest and dividends for all available-for-sale securities are included in “Investment income, net” on the accompanying statements of operations. Investments that the Company intends to hold to maturity are classified as “held-to-maturity” investments. The Company had no “held-to-maturity” or other investments at either December 31, 2012 or 2011. The cost of securities sold is based on the specific identification method.

Restricted Cash

(c) Restricted Cash

As part of the Company’s lease arrangement for its office and laboratory facility, the Company is required to restrict cash for a security deposit. As of December 31, 2012 and 2011, the restricted cash amounted to $311,000 held in certificates of deposit securing a line of credit for the lessor.

Depreciation and Amortization

(d) Depreciation and Amortization

Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the related assets. Laboratory and other equipment are depreciated over three to five years. Leasehold improvements are amortized over the remaining lease term or the related useful life, if shorter.

Revenue Recognition

(e) Revenue Recognition

An important part of the Company’s business strategy is to enter into research and development collaborations with biotechnology and pharmaceutical corporations that bring expertise and resources to the potential research and development and commercialization of drugs based on the Company’s technology. Under the Company’s research and development collaborations, the Company has generally licensed specified portions of its intellectual property and provided research and development services to the collaborator during the period of continued involvement in the early portion of the collaborations. The collaborators have generally been responsible for drug development activities initiated after the collaboration is effective. The collaborators are also generally responsible for any commercialization activities that may be initiated if any of the drug candidates receive marketing approval from the appropriate regulatory authority. The terms of these agreements may include non-refundable license fees, research and development funding, payments based upon achievement of clinical and preclinical development milestones and royalties on product sales.

When evaluating multiple element arrangements prior to adopting new revenue accounting standards on January 1, 2011, the Company considered whether the components of the arrangement represented separate units of accounting. The Company recognized revenue from non-refundable upfront fees received under collaboration agreements, not specifically tied to a separate earnings process, ratably over the term of the contractual obligation or the Company’s estimated continuing involvement under the research collaboration. If the estimated period of continuing involvement was subsequently modified, the period over which the upfront fee was recognized was modified accordingly on a prospective basis. The Company recognized revenue from reimbursements earned in connection with research and development collaboration agreements as related research and development costs were incurred, and contractual services were performed, provided collectability was reasonably assured. For payments that were specifically associated with a separate earnings process, the Company recognized revenue when the specific performance obligation was completed. Performance obligations typically consisted of significant milestones in the development life cycle of the related technology, such as initiating clinical trials, filing for approval with regulatory agencies, and obtaining approvals from regulatory agencies. The Company recognized revenue from milestone payments received under collaboration agreements when earned, provided that the milestone event was substantive, its achievability was not reasonably assured at the inception of the agreement, it had no further performance obligations relating to the event, and collectability was reasonably assured. Amounts received prior to satisfying the above revenue recognition criteria were recorded as deferred revenue in the Company’s balance sheet.

Under the Company’s recent collaborative arrangements, the Company has received non-refundable license fees, milestone payments, reimbursements of certain internal and external research and development expenses and patent-related expenses. The Company is also entitled to receive royalties on product sales. The Company classifies all of these amounts as revenue since it considers licensing intellectual property and providing research and development and patent-related services to be part of its central business operations. For the year ended December 31, 2010, alliance revenue consisted primarily of revenue recognized under the collaboration with Merck KGaA, Darmstadt, Germany (Merck KGaA), which was terminated in November 2011, and the collaboration with Merck & Co. Since the Company completed the research portions of these collaborations during 2010, all of the upfront license fee payments under the collaborations were fully amortized and recognized by December 2010. Consequently, the amount of license fee revenue that the Company recognized under the Merck KGaA and Merck & Co. collaborations decreased in 2010 and the Company did not recognize any license fee revenue under the Merck KGaA and Merck & Co. collaborations during 2012 and 2011. For the years ended December 31, 2012 and 2011, alliance revenue consisted primarily of other revenue from the reimbursement by licensees of costs associated with patent maintenance. Alliance revenue for 2012, 2011 and 2010, including revenue recognized under the Company’s collaborative arrangements with Merck KGaA and Merck & Co. during 2010, was as follows:

	December 31,
(In thousands)	2012	2011	2010
Merck KGaA	$—	$—	$11,173
Merck & Co.	—	—	4,768

Total collaboration revenue	—	—	15,941
Other revenue	51	53	169

Total alliance revenue	$51	$53	$16,110

During the year ended December 31, 2010, the Company incurred approximately $26,000 in third-party expenses in connection with its collaborative arrangements. The Company did not incur any such expenses in the corresponding 2012 and 2011 periods. These third-party expenses are classified as research and development and general and administrative expenses.

The Company adopted Accounting Standard Update (ASU) No. 2009-13, “Multiple-Element Revenue Arrangements” and ASU No. 2010-17, “Milestone Method of Revenue Recognition” on January 1, 2011. These new accounting standards did not affect revenue that the Company earned through December 31, 2012. The Company plans to follow No. 2009-13 prospectively for any arrangements entered into or materially modified after the adoption date. The Company plans to follow ASU No. 2010-17 prospectively for any future milestones.

Financial Instruments

(f) Financial Instruments

The fair value of the Company’s financial instruments is determined and disclosed in accordance with the three-tier fair value hierarchy specified in note 2(m). The Company is required to disclose the estimated fair values of its financial instruments. The Company’s financial instruments consist of cash and cash equivalents, receivables and, at December 31, 2011, a warrant liability. The estimated fair values of these financial instruments approximate their carrying values as of December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011, the Company did not have any derivatives, hedging instruments or other similar financial instruments except for the warrant liability, at December 31, 2011, discussed in note 2(m), the Series D redeemable convertible preferred stock, the (Series D preferred stock), embedded features discussed in note 6(a) and the Series E convertible preferred stock, the (Series E preferred stock) embedded features discussed in note 7(g).

Comprehensive Income (Loss)

(g) Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 is comprised of reported net income (loss) and any change in net unrealized gains and losses on investments during each year, which is included in “Accumulated other comprehensive income” on the accompanying balance sheets.

Effective January 1, 2012, the Company adopted Accounting Standard Update No. 2011-05, “Comprehensive Income” (ASU No. 2011-05), which requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. ASU No. 2011-05 is applied retroactively to all periods presented. ASU No. 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The update does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. The Company adopted ASU No. 2011-05 by presenting the components of net income and other comprehensive income as one continuous statement. The adoption of ASU No. 2011-05 did not have a material impact on the Company’s financial position or results of operations.

Net Income (Loss) per Common Share applicable to Common Stockholders

(h) Net Income (Loss) per Common Share applicable to Common Stockholders

Basic and diluted net loss per common share applicable to common stockholders is computed using the weighted average number of shares of common stock outstanding during the period. Diluted net loss per common share applicable to common stockholders is the same as basic net loss per common share applicable to common stockholders for each of the three years ended December 31, 2012 as the effects of the Company’s potential common stock equivalents are antidilutive (see Note 11).

Segment Reporting

(i) Segment Reporting

The Company views its operations and manages its business as one operating segment. Accordingly, the Company operates in one segment, which is the business of discovering and developing novel therapeutics that modulate immune responses through TLRs. As a result, the financial information disclosed herein represents all of the material financial information related to the Company’s principal operating segment. For all of the periods presented, all of the Company’s revenues were generated in the United States. As of December 31, 2012 and 2011, all assets were located in the United States.

Stock Based Compensation

(j) Stock-Based Compensation

The Company recognizes all share-based payments to employees and directors as expense in the statements of operations and comprehensive loss based on their fair values. The Company records compensation expense over an award’s requisite service period, or vesting period, based on the award’s fair value at the date of grant. The Company’s policy is to charge the fair value of stock options as an expense, adjusted for forfeitures, on a straight-line basis over the vesting period, which is generally four years for employees and three years for directors. Prior to December 2011, the vesting of all of the Company’s stock options was based on the passage of time and the employees’ continued service. In December 2011 and January 2012, the Company granted performance-based stock options to purchase 697,500 shares of common stock to employees. As of the grant date of such options, options to purchase 174,375 shares were to vest immediately upon the achievement of various performance conditions and options to purchase 523,125 shares were to vest over a three year service period upon the achievement of the same performance conditions. During 2012 three of the specified performance conditions were achieved. As a result, options to purchase 80,213 shares vested immediately and options to purchase 240,640 shares began vesting over a three-year period in accordance with the terms of the performance-based options. In addition, during 2012, four of the specified performance conditions were not met by their deadlines resulting in the cancellation of 156,797 performance-based options. The Company recognizes expense over the implicit and explicit service periods for awards with performance conditions when the Company determines the achievement of the performance conditions to be probable.

Research and Development Expenses

(k) Research and Development Expenses

All research and development expenses, including amounts funded by research collaborations, are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including drug development trials and studies, drug manufacturing, laboratory supplies, external research, payroll including stock-based compensation and overhead.

Concentration of Credit Risk

(l) Concentration of Credit Risk

Financial instruments that subject the Company to credit risk primarily consist of cash and cash equivalents and investments. The Company’s credit risk is managed by investing its cash and cash equivalents and marketable securities in highly rated money market instruments, certificates of deposit, corporate bonds, and debt securities. Due to these factors, no significant additional credit risk is believed by management to be inherent in the Company’s assets. As of December 31, 2012, all of the Company’s cash and cash equivalents are held at one financial institution.

Fair Value of Assets and Liabilities

(m) Fair Value of Assets and Liabilities

The Company measures fair value at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date using assumptions that market participants would use in pricing the asset or liability (the “inputs”) into a three-tier fair value hierarchy. This fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets for identical assets or liabilities and the lowest priority (Level 3) to unobservable inputs in which little or no market data exists, requiring companies to develop their own assumptions. Observable inputs that do not meet the criteria of Level 1, and include quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets and liabilities in markets that are not active, are categorized as Level 2. Level 3 inputs are those that reflect the Company’s estimates about the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. Valuation techniques for assets and liabilities measured using Level 3 inputs may include unobservable inputs such as projections, estimates and management’s interpretation of current market data. These unobservable Level 3 inputs are only utilized to the extent that observable inputs are not available or cost-effective to obtain.

Effective January 1, 2012, the Company adopted, on a prospective basis, Accounting Standards Update No. 2011-04, “Fair Value Measurement (Topic 820)” (ASU No. 2011-04), which updates the existing fair value measurement guidance currently included in the Accounting Standards Codification (ASC) to achieve common fair value measurement and disclosure requirements in United States Generally Accepted Accounting Principles (U.S. GAAP) and International Financial Reporting Standards. ASU No. 2011-04 is generally consistent with the Company’s previous fair value measurement policies but includes additional disclosure requirements, particularly for assets and liabilities that require the use of Level 3 inputs to measure fair value. The adoption of ASU No. 2011-04 did not have a material impact on the Company’s financial position or results of operations.

Accounting for Uncertainty in Income Taxes

The Company applies ASC 740-10, “Accounting for Uncertainty in Income Taxes, an interpretation of ASC 740.” ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in financial statements and requires the impact of a tax position to be recognized in the financial statements if that position is more likely than not of being sustained by the taxing authority. The Company had no unrecognized tax benefits resulting from uncertain tax positions at December 31, 2012 and 2011.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Alliance revenue for including revenue recognized under the Company's collaborative arrangements

	December 31,
(In thousands)	2012	2011	2010
Merck KGaA	$—	$—	$11,173
Merck & Co.	—	—	4,768

Total collaboration revenue	—	—	15,941
Other revenue	51	53	169

Total alliance revenue	$51	$53	$16,110

Change in Accumulated Balance of the component of other Comprehensive loss

	Year ended December 31,
(In thousands)	2011	2010
Accumulated unrealized gain (loss) on available-for-sale securities at beginning of period	$13	$(19)
Change during the period	(13)	32

Accumulated unrealized gain on available-for-sale securities at end of period	$—	$13

There was no accumulated unrealized gain or loss on available-for-sale securities during 2012.

Fair value of each option award

	2012	2011	2010
Average risk free interest rate	0.8%	1.4%	2.1%
Expected dividend yield	—	—	—
Expected lives (years)	5.6	6.3	4.9
Expected volatility	62%	64%	68%
Weighted average grant date fair value of options granted during the period (per share)	$0.51	$0.75	$1.69
Weighted average exercise price of options granted during the period (per share)	$0.92	$1.26	$2.95

Assets and liabilities measured at fair value on a recurring basis

(In thousands)	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets
Money market funds	$9,990	$9,990	$—	$—

Total Assets	$9,990	$9,990	$—	$—

Warrant liability	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

December 31, 2011
Assets
Money market funds	$24,532	$24,532	$—	$—

Total Assets	$24,532	$24,532	$—	$—

Warrant liability	$1,178	—	$—	$1,178

Total Liabilities	$1,178	$—	$—	$1,178

Assumptions and other inputs used to compute the fair value of the warrant liability

	November 4, 2011	December 31, 2011	November 9, 2012
Common stock price	$1.92	$1.05	$0.70
Expected warrant exercise price	$1.46	$1.46	$1.46
Remaining term of warrant (years)	5.0	4.8	4.0
Expected volatility	61%	58%	59%
Average risk free interest rate	0.9%	0.8%	0.5%
Expected dividend yield	—	—	—
Expected percentage of warrants to be exercised	100%	100%	100%

Changes in the warrant liability

(In thousands)	Fair Value of Warrant Liability
Balance, November 4, 2011	$3,152
Decrease in fair value	(1,974)

Balance, December 31, 2011	1,178
Decrease in fair value	(675)
Transfer to stockholders’ equity	(503)

Balance, November 9, 2012	—

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and equipment, net

	December 31,
	2012	2011
	(In thousands)
Leasehold improvements	$525	$525
Laboratory equipment and other	2,856	2,898

Total property and equipment, at cost	3,381	3,423
Less: Accumulated depreciation	3,163	2,965

Property and equipment, net	$218	$458

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Accrued expenses

	December 31,
	2012	2011
	(In thousands)
Payroll and related costs	$199	$71
Clinical and nonclinical trial expenses	895	2,172
Cost of regaining rights to cancer program	1,309	2,138
Professional and consulting fees	344	335
Other	255	166

	$3,002	$4,882

Series D Redeemable Convertible Preferred Stock and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Series D Redeemable Convertible Preferred Stock and Warrants and Non-redeemable Preferred Stock, Common Stock and Other Stockholders' Equity [Abstract]
Summary of the changes in the Series D preferred stock

Gross proceeds from November 4, 2011 Series D financing (including $351 paid for the warrants)	$9,500
Less — allocation of proceeds to:
fair value of warrants	(3,152)
beneficial conversion feature	(4,445)
transaction costs	(427)

Net proceeds allocated to Series D preferred stock	1,476
Accretion of beneficial conversion feature	4,445

Fair value of Series D preferred stock — November 4, 2011	$5,921

Fair value of Series D preferred stock — December 31, 2011	$5,921
Beneficial conversion feature related to Series E financing	(1,238)
Accretion of beneficial conversion feature	1,238

Fair value of Series D preferred stock — December 31, 2012	$5,921

Non - redeemable Preferred Stock, Common Stock and Other Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Series D Redeemable Convertible Preferred Stock and Warrants and Non-redeemable Preferred Stock, Common Stock and Other Stockholders' Equity [Abstract]
Warrants outstanding and exercisable for the purchase of common stock

Expiration Date	Shares	Weighted Average Exercise Price Per share
August 5, 2015	1,628,402	$3.71

November 4, 2016	2,810,650	1.46
November 9, 2017	8,484,840	0.70

Total	12,923,892	1.24

Summary of Stock Options

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	5,943	$4.96
Granted	188	0.92
Exercised	—	—
Forfeited	(355)	1.93
Expired	(120)	7.77

Outstanding at December 31, 2012	5,656	4.96	6.55	$6

Exercisable at December 31, 2012	4,187	5.94	5.89	—
Total exercisable or expected to vest	5,589	4.99	6.53	6

Summary of the changes in the Series E preferred stock

Gross proceeds from November 9, 2012 Series E financing (including $1,061 paid for the warrants)	$7,000
Less — allocation of proceeds to:
fair value allocated to warrants	(2,322)
beneficial conversion feature	(1,262)
transaction costs	(977)

Net proceeds allocated to Series E preferred stock	2,439
Accretion of beneficial conversion feature	1,262

Carrying Value of Series E preferred stock — November 9, 2012	$3,701

Carrying Value of Series E preferred stock — December 31, 2012	$3,701

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Future minimum commitments under Company lease agreement

December 31,	Operating Lease
(In thousands)
2013	$1,488
2014	628

$2,116

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of the deferred tax assets

	2012	2011
	(In thousands)
Operating loss carryforwards	$61,717	$75,817
Tax credit carryforwards	8,455	9,163
Other	4,935	4,844

	75,107	89,824
Valuation allowance	(75,107)	(89,824)

	$—	$—

Difference between the 34% U.S. federal corporate tax rate and the Company's effective tax rate

	2012	2011	2010
Expected federal income tax rate	(34.0)%	(34.0)%	(34.0)%
Expiring credits and NOLs	116.3	66.3	74.2
Change in valuation allowance	(76.6)	(22.5)	(34.1)
Federal and state credits	(0.6)	(3.3)	(6.4)
State income taxes, net of federal benefit	(5.2)	(5.4)	(4.8)
Permanent differences	0.1	(1.0)	2.6
State rate change	—	—	0.3
Other	—	(0.1)	2.2

Effective tax rate	0.0%	0.0%	0.0%

Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure of Cash Flow Information [Abstract]
Supplemental disclosure of cash flow information

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Supplemental disclosure of non cash financing and investing activities:
Accretion of Series D redeemable preferred stock beneficial conversion feature	$1,238	$4,445	$—

Accretion of Series E preferred stock beneficial conversion feature	$1,262	$—	$—

Reclassification of Series D warrants from liabilities to stockholders’ equity	$503	$—	$—

Organization (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Organization (Textual) [Abstract]
Accumulated deficit	$ (394,658)	$ (375,418)
Cash and cash equivalents	$ 10,096	$ 24,571	$ 17,008	$ 25,471
Quarter to which operations can be funded with current cash and cash equivalents	Into third quarter of 2013

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Alliance revenue for including revenue recognized under the Company's collaborative arrangements
Total collaboration revenue			$ 15,941
Other revenue	51	53	169
Total alliance revenue	51	53	16,110
Merck KGaA [Member]
Alliance revenue for including revenue recognized under the Company's collaborative arrangements
Total collaboration revenue			11,173
Merck & Co. [Member]
Alliance revenue for including revenue recognized under the Company's collaborative arrangements
Total collaboration revenue			$ 4,768

Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Change in Accumulated Balance of the component of other Comprehensive loss
Accumulated unrealized gain (loss) on available-for-sale securities at beginning of period	$ 13	$ (19)	$ 0
Change during the period	(13)	32
Accumulated unrealized gain on available-for-sale securities at end of period		$ 13	$ 0

Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of each option award
Expected dividend yield	0.00%
Weighted average exercise price of options granted during the period (per share)	$ 0.92
Stock Options [Member]
Fair value of each option award
Average risk free interest rate	0.80%	1.40%	2.10%
Expected dividend yield
Expected lives (years)	5 years 7 months 6 days	6 years 3 months 18 days	4 years 10 months 24 days
Expected volatility	62.00%	64.00%	68.00%
Weighted average grant date fair value of options granted during the period (per share)	$ 0.51	$ 0.75	$ 1.69
Weighted average exercise price of options granted during the period (per share)	$ 0.92	$ 1.26	$ 2.95

Summary of Significant Accounting Policies (Details 3) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets	$ 9,990	$ 24,532
Total liabilities		1,178
Money market fund [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets	9,990	24,532
Warrant liability [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total liabilities		1,178
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets	9,990	24,532
Total liabilities
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member] | Money market fund [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets	9,990	24,532
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member] | Warrant liability [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Money market fund [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets
Significant Other Observable Inputs (Level 2) [Member] | Warrant liability [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total liabilities
Significant Unobservable Inputs (Level 3) [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets
Total liabilities		1,178
Significant Unobservable Inputs (Level 3) [Member] | Money market fund [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total assets
Significant Unobservable Inputs (Level 3) [Member] | Warrant liability [Member]
Assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis
Total liabilities		$ 1,178

Summary of Significant Accounting Policies (Details 4) (USD $)	0 Months Ended		12 Months Ended
	Nov. 09, 2012	Nov. 04, 2011	Dec. 31, 2011
Assumptions and other inputs used to compute the fair value of the warrant liability
Common stock price	$ 0.7	$ 1.92	$ 1.05
Expected warrant exercise price	$ 1.46	$ 1.46	$ 1.46
Remaining term of warrant (years)	4 years	5 years	4 years 9 months 18 days
Expected volatility	59.00%	61.00%	58.00%
Average risk free interest rate	0.50%	0.90%	0.80%
Expected dividend yield
Expected percentage of warrants to be exercised	100.00%	100.00%	100.00%

Summary of Significant Accounting Policies (Details 5) (USD $)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 09, 2012	Dec. 31, 2011	Nov. 04, 2011
Changes in the warrant liability
Opening Balance		$ 1,178,000		$ 3,152,000
Decrease in fair value	(1,974,000)	(675,000)	1,974,000
Amount Transfer to stockholders' equity		(503,000)
Closing Balance	$ 1,178,000	$ 0	$ 1,178,000	$ 3,152,000

Summary of Significant Accounting Policies (Details Textual) (USD $)	2 Months Ended	10 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Nov. 09, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Nov. 04, 2011	Aug. 05, 2010	Dec. 31, 2009	Jan. 31, 2012 Performance Shares [Member]	Dec. 31, 2012 Performance Shares [Member] Condition	Dec. 31, 2011 Performance Shares [Member]	Dec. 31, 2012 Director [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Series D Warrant [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2006 Merck Sharp [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Research and development			$ 13,673,000	$ 17,969,000	$ 24,226,000
Equipment depreciated over a period														3 years		5 years
Performance based stock options granted - vest upon goal achievement										174,375
Performance based stock options granted - time vest beginning upon goal achievement										523,125
Options to purchase shares vested immediately										80,213
Options to purchase shares began vesting										240,640
Number of specified performance conditions achieved										3
Number of specified performance conditions not achieved										4
Stock options granted			188,000						697,500		697,500
Stock options forfeited			355,000							156,797
Stock options generally vest over										3 years		3 years	4 years
Exercise price of the Warrants	1.63		1.24	1.63			3.71							1.46	1.46		1.63
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Period of maturities			90 days
Held-to-maturity investments	0		0	0
Realized gains or losses from available-for-sale securities			0	0	0
Losses from Securities			0	0	0
Auction rate securities	0		0	0
Total restricted cash	311,000		311,000	311,000
Incurred expenses in connection with collaborative arrangements					26,000,000
Accumulated unrealized gain or loss on available-for-sale securities			0		13,000			(19,000)
Number of operating segment			1
Recorded charges in statement of Operations			2,096,000	2,725,000	3,684,000
Option to purchase common stock granted to employees and directors			187,500	1,671,000	1,087,000
Intrinsic value of options
Fair value of options, vested			2,123,000	2,707,000	3,915,000
Unrecognized compensation cost related to nonvested stock-based compensation			1,546,000
Period for cost expected to be recognized			1 year 9 months 18 days
Common stock price	$ 1.05	$ 0.7		$ 1.05		$ 1.92												$ 5.5
Decrease in fair value of warrant liability			675,000	1,974,000
Floor price			$ 1.46
Actual stock-price volatility period			3 years
Expected dividend yield			0.00%
Warrants holder ownership in company			19.99%
Fair value of the warrant liability decreased	1,178,000	0		1,178,000		3,152,000
Recognition of gain in other income	(1,974,000)	(675,000)		1,974,000
Fair value of warrant liability transferred to stockholders' equity		$ 503,000	$ 503,000

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net property and equipment at cost
Leasehold improvements	$ 525	$ 525
Laboratory equipment and other	2,856	2,898
Total property and equipment, at cost	3,381	3,423
Less: Accumulated depreciation	3,163	2,965
Property and equipment, net	$ 218	$ 458

Property and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment (Textual) [Abstract]
Depreciation expense	$ 251	$ 494	$ 546

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses
Payroll and related costs	$ 199	$ 71
Clinical and nonclinical trial expenses	895	2,172
Cost of regaining rights to cancer program	1,309	2,138
Professional and consulting fees	344	335
Other	255	166
Total accrued expenses	$ 3,002	$ 4,882

Collaboration and License Agreements (Details Textual)	1 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended					168 Months Ended
	Aug. 31, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Nov. 09, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 04, 2011 USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 December 31 2012 Exchange Rate [Member] USD ($)	Feb. 29, 2008 Merck KGaA [Member] USD ($)	Jun. 30, 2010 Merck KGaA [Member]	Dec. 31, 2012 Merck KGaA [Member] EUR (€) Installment	Dec. 31, 2012 Merck KGaA [Member] USD ($)	Nov. 30, 2011 Merck KGaA [Member] EUR (€)	Dec. 31, 2012 Merck KGaA [Member] November 30, 2011 exchange rate [Member] USD ($)	Nov. 30, 2011 Merck KGaA [Member] November 30, 2011 exchange rate [Member] USD ($)	Dec. 31, 2006 Merck Sharp [Member] USD ($)	Dec. 31, 2012 Merck Sharp [Member] USD ($)	Dec. 31, 2010 Merck Sharp [Member]	Dec. 31, 2012 Isis Pharmaceuticals [Member] USD ($) Agreement	Dec. 31, 2001 Isis Pharmaceuticals [Member] USD ($)	Dec. 31, 2012 University of Massachusetts Medical Center [Member] Agreement	Dec. 31, 2012 University of Massachusetts Medical Center [Member] USD ($)
Collaboration And License Agreements (Textual) [Abstract]
License fee paid to company										$ 40,000,000							$ 20,000,000
Proceeds from the sale of common stock under Stock Purchase Agreement																	10,000,000
Common stock price per share				$ 0.7	$ 1.05	$ 1.92											$ 5.5
Aggregate potential milestones to be received under collaboration - one																		165,000,000
Aggregate potential milestones to be received under collaboration - two																		260,000,000
Shares of common stock issued under stock purchase agreement																	1,818,182
Maximum cumulative milestone revenue recognized in relation to the initiation of clinical trials or the achievement of preclinical milestones													12,100,000	1,800,000		2,400,000		1,000,000
Extended revenue recognition period																			2 years
Revenue Recognition Period																			4 years
License fee received after foreign currency exchange rate in effect by company										39,700,000
Period of upfront payment revenue recognition											28 months
Maximum reimbursement agreed by the company												1,800,000			2,400,000
Amount agreed to pay by the company on achievement of milestones			1,000,000						1,300,000
Number of monthly installments												10
Final monthly installment												1
Payments under agreement using exchange rate												800,000	1,100,000
Aggregate payments under agreement excluding potential milestones												1,800,000	2,400,000
Payment to company by Isis in cash																					15,000,000
Common stock issued																					857,143
Value of common stock received for granting license																					17,300,000
Sublicense income received from Isis																				300,000
Shares of common stock issued under license agreement	4,071,005																				1,005,499
Sale of common stock issued, value		6,023,000																			1,200,000
Number of other license agreements																				2
Proceeds from license agreement		1,500,000
Payment made by company under license agreement																					$ 700,000		$ 1,700,000
Number of other royalty-bearing license agreements																						5
Patent license expiration period							2013	2019

Series D Redeemable Convertible Preferred Stock and Warrants (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 04, 2011
Summary of the changes in the Series D preferred stock
Fair value of Series D preferred stock, Beginning Balance	$ 5,921
Accretion of beneficial conversion feature	675	1,974
Fair value of preferred stock, Ending Balance	5,921	5,921
Series D Preferred Stock [Member]
Summary of the changes in the Series D preferred stock
Gross proceeds from Series D financing (including $351 paid for the warrants)		9,500
Fair value of warrants		(3,152)
Beneficial conversion feature		(4,445)
Transaction costs		(427)
Net proceeds allocated to preferred stock		1,476
Fair value of Series D preferred stock, Beginning Balance	5,921		5,921
Beneficial conversion feature related to Series E financing	(1,238)
Accretion of beneficial conversion feature	1,238	4,445
Fair value of preferred stock, Ending Balance	$ 5,921	$ 5,921	$ 5,921

Series D Redeemable Convertible Preferred Stock and Warrants (Details Textual) (USD $)	10 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Nov. 09, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 04, 2011	Aug. 05, 2010	Dec. 31, 2012 Minimum [Member]	Nov. 30, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Nov. 04, 2011 Series D Preferred Stock [Member]
Series D Redeemable Convertible Preferred Stock and Warrants (Textual) [Abstract]
Series D Redeemable convertible preferred stock, shares designated								1,124,000	1,124,000
Series D Redeemable convertible preferred stock, shares issued								1,124,000	1,124,000
Series D Redeemable convertible preferred stock, shares outstanding								1,124,000	1,124,000
Maximum Beneficial Ownership of Series D and affiliates at which dividends may be paid in shares								19.99%
Maximum Beneficial Ownership % (after stockholder approval) of Series D and affiliates at which dividends may be paid in shares								35.00%
Accrued dividend								$ 160,000
Series E preferred dividend rate								4.60%
Additional Series D dividend due to Series E dividend								2.20%
Net financing proceeds initially allocated to the Series D preferred stock								1,476,000
Unaffiliated ownership % requiring repurchase of Series D preferred stock								66.67%
Series D preferred stock initial conversion price							$ 1.63	$ 1.63
Series D preferred stock conversion price adjusted							$ 1.46	$ 1.46
Common shares issued upon conversion of Series D preferred stock after adjustment in conversion price		5.5736
Minimum number of trading days used to determine if Series D warrants may be redeemed								20 days
Common stock price per share	$ 0.7		$ 1.05	$ 1.92
Minimum conversion price of the Series D preferred stock								$ 1.46
Additional discount on Series D preferred stock resulting in additional BCF								1,238,000
Annual percentage of dividend of preferred stock								7.00%
Aggregate purchase price of Series D warrants									351,000
Initial discount on Series D preferred stock resulting in BCF								4,445,000
Original purchase price of series D preferred stock		5,921,000	5,921,000					5,921,000	5,921,000	5,921,000
Minimum percentage of series D preferred stock conversion price for redemption of stock								200.00%
Additional BCF and dividend accretion if redemption of Series D preferred stock becomes probable								3,228,000
Exercise price of the Warrants		1.24	1.63		3.71	1.46
Warrant Redemption price per share		$ 0.01
Redemption value of series D preferred stock								9,149,000
Minimum closing price of common stock for redemption of Series D warrants		$ 6.51
Original purchase price per share available at time of liquidation, dissolution, winding up								$ 8.1375
Series D Redeemable Convertible Preferred Stock and Warrants (Additional Textual) [Abstract]
Percentage of holding by affiliates upon which warrants may not be exercised		19.99%
Percentage (after shareholder approval) of holding by affiliates upon which warrants may not be exercised		35.00%
Amount Transfer Series D warrant fair value to stockholders' equity	$ 503,000

Non - redeemable Preferred Stock, Common Stock and Other Stockholders' Equity (Details)	Dec. 31, 2012	Dec. 31, 2011	Aug. 05, 2010	Dec. 31, 2012 Class of Warrant One [Member]	Dec. 31, 2012 Class of Warrant Two [Member]	Dec. 31, 2012 Class of Warrant Three [Member]
Warrants Outstanding and Exercisable for the Purchase of Common Stock (Textual) [Abstract]
Shares	12,923,892		1,628,402	1,628,402	2,810,650	8,484,840
Exercise price of the Warrants	1.24	1.63	3.71	3.71	1.46	0.7
Expiration Date				Aug 5, 2015	Nov 4, 2016	Nov 9, 2017

Non - redeemable Preferred Stock, Common Stock and Other Stockholders' Equity (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of Stock Options
Options, Outstanding, Beginning Balance	5,943
Granted	188
Exercised
Forfeited	(355)
Expired	(120)
Options, Outstanding, Ending Balance	5,656
Exercisable, Ending Balance	4,187
Total exercisable or expected to vest	5,589
Weighted Average Exercise Price, Beginning Balance	$ 4.96
Granted, Weighted Average Exercise Price	$ 0.92
Exercised, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price	$ 1.93
Expired, Weighted Average Exercise Price	$ 7.77
Weighted Average Exercise Price, Ending Balance	$ 4.96
Total exercisable or expected to vest, Weighted Average Exercise Price	$ 4.99
Exercisable, Weighted Average Exercise Price	$ 5.94
Outstanding, ending balance, Weighted Average Remaining Contractual Term	6 years 6 months 18 days
Exercisable Ending Balance, Weighted Average Remaining Contractual Term	5 years 10 months 21 days
Total exercisable or expected to vest, Weighted Average Remaining Contractual Term	6 years 6 months 11 days
Outstanding, Intrinsic Value, Ending Balance	$ 6
Exercisable, Ending Balance, Intrinsic Value
Total exercisable or expected to vest, Aggregate Intrinsic Value	$ 6

Non - redeemable Preferred Stock, Common Stock and Other Stockholders' Equity (Details 2) (Series E Preferred Stock [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Nov. 09, 2012
Series E Preferred Stock [Member]
Summary of the changes in the Series E preferred stock
Gross proceeds from November 9, 2012 Series E financing (including $1,061 paid for the warrants)	$ 7,000
Fair value of warrants	(2,322)
Beneficial conversion feature	(1,262)
Transaction costs	(977)
Net proceeds allocated to Series E preference stock	2,439
Accretion of beneficial conversion feature	1,262
Residual carrying value of Series E preferred stock	$ 3,701	$ 3,701

Non - redeemable Preferred Stock, Common Stock and Other Stockholders' Equity (Details Textual) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended			1 Months Ended	2 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Nov. 09, 2012	Dec. 31, 2011	Nov. 04, 2011	Dec. 31, 2012 Two Thousand Eight Stock Incentive Plan [Member]	Dec. 31, 2012 Minimum [Member] Two Thousand Eight Stock Incentive Plan [Member]	Dec. 31, 2012 Maximum [Member] Two Thousand Eight Stock Incentive Plan [Member]	Dec. 31, 2012 Series E Warrant [Member]	Nov. 09, 2012 Series E Warrant [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 Employee Stock Purchase Plan [Member]	Nov. 30, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Nov. 09, 2012 Series E Preferred Stock [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member] Series E Warrant [Member]	May 05, 1998 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]
Non-redeemable preferred stock common stock and other stockholders' equity (Textual) [Abstract]
Sale price of common shares subject to the liquidation Put																							$ 16
Minimum closing sales price of common stock to issue termination notice to put holders																							$ 32
Common stock and warrants Sold	4,071,005																	424,000				1,199,684
Price exceeds on number of days																							20 days
Liquidation put shares no longer held by original holders																							399,950
Common stock, shares outstanding		27,643,000		27,637,000
Remaining shares of common stock subject to the liquidation put		763,954
Stock options generally vest over							3 years	4 years
Expired						10 years
Shares of common stock that may be issued under 2008 Stock Incentive Plan						3,700,000
Minimum option exercise price as a percentage of fair value of common stock						100.00%
Minimum option exercise price as a percentage of fair value of common stock for 10% holders						110.00%
Minimum voting power of company held by holders subject to higher option exercise price						10.00%
Common stock options outstanding		5,656,000		5,943,000		3,880,054
Common shares available for grant		2,098,208
Maximum % of employee base pay that may be used to purchase stock under Employee Stock Purchase Plan													15.00%
Percentage of Market Value of Common Stock on Commencement of Offering Period													85.00%
Common stock shares under stock purchase plan						500,000							500,000
Minimum Percentage Voting Stock that Prevents Employee Stock Purchase Plan Participation													5.00%
Percentage of fair market value of common stock used as option price													85.00%
Common stock share issued													4,746	26,155	43,496
Shares issued		27,643,000		27,637,000
Common stock price			$ 0.7	$ 1.05	$ 1.92
Preferred stock, shares issued											1,000	1,000				424,242	424,000	424,000		0
Preferred stock, shares designated		1,124,260									1,500,000	1,500,000					424,000	424,000		0
Preferred stock, shares authorized		5,000,000
Preferred Stock, shares outstanding											1,000	1,000					424,000	424,000		0
Annual percentage of dividend of preferred stock											1.00%					4.60%	4.60%
Preferred stock dividend rate percentage if shareholders approve																		8.00%
Purchase price of the Series E preferred stock																			$ 14
Minimum number of shares of Series E preferred stock outstanding to maintain protective provisions																		84,849
Series E preferred stock conversion price																		$ 0.7
Series E Preferred stock, convertible into common stock		20
Percentage of outstanding common stock		19.99%																35.00%
Minimum percentage of Series E preferred stock conversion price for redemption of stock		400.00%
Fair value of warrants									$ 2,322,000									$ 2,322,000
Beneficial conversion feature																		1,262,000
Series E warrants issued, shares																					8,484,840
Fair value of Series E warrants										2,949,000
Non redeemable preferred stock common stock and other stockholders equity (Additional Textual) [Abstract]
Amount paid for warrants		$ 1,061,000
Series A preferred stock liquidation preference per share		$ 1
Series A Preferred stock conversion price per share		$ 34
Voting power limit prior to shareholder approval		19.99%
Voting power limit after shareholder approval		25.00%
Percentage Series E shareholder consent needed to dilute protective provisions		51.00%
Minimum number of trading days used to determine if Series E preferred stock may be redeemed		20 days
Trading days of common stock		30 days

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum commitments under Company's lease agreement
2013	$ 1,488
2014	628
Total	$ 2,116

Commitment and Contingencies (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2012 Director Shareholder	Dec. 31, 2012 Agreement	Dec. 31, 2011	Dec. 31, 2010
Commitment and Contingencies (Textual) [Abstract]
Rent expense, including real estate taxes		$ 1,596,000	$ 1,582,000	$ 1,531,000
Cash restricted for a security deposit		311,000
Annual minimum payments due		35,000
Renewal option under lease, Description		One five-year renewal option exercisable by the Company
Number of license agreements		6
Future minimum commitments under agreement, 2013		549,000
Future minimum commitments under agreement, 2014		549,000
Future minimum commitments under agreement, 2015		440,000
Directors consulting fees		1,000	32,000	53,000
Common stock in lieu of director board and committee fees		$ 1,000	$ 38,000	$ 6,000
Number of directors managing investment decision	2
Number of shareholder managing investment decision	1

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of the deferred tax assets
Operating loss carryforwards	$ 61,717	$ 75,817
Tax credit carryforwards	8,455	9,163
Other	4,935	4,844
Deferred Tax Assets, Gross	75,107	89,824
Valuation allowance	(75,107)	(89,824)
Deferred Tax Assets, Net

Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Difference between the 34% U.S. federal corporate tax rate and the Company's effective tax rate
Expected federal income tax rate	(34.00%)	(34.00%)	(34.00%)
Expiring credits and NOLs	116.30%	66.30%	74.20%
Change in valuation allowance	(76.60%)	(22.50%)	(34.10%)
Federal and state credits	(0.60%)	(3.30%)	(6.40%)
State income taxes, net of federal benefit	(5.20%)	(5.40%)	(4.80%)
Permanent differences	0.10%	(1.00%)	2.60%
State rate change			0.30%
Other		(0.10%)	2.20%
Effective tax rate	0.00%	0.00%	0.00%

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Cumulative net operating loss carryforwards	$ 173,300,000
Amount available to reduce federal and state taxable income	67,300,000
Federal tax credit carryforwards	5,000,000
State tax credit carryforwards	5,200,000
Period for utilization of net operating loss and tax credit carryforwards upon cumulative changes in ownership	1 year
Period of cumulative changes in ownership	3 years
Cumulative changes in ownership	50.00%
Federal corporate tax rate	(34.00%)	(34.00%)	(34.00%)
Unrecognized tax benefits from uncertain tax	0	0
Years under income tax examination	tax examinations for years before 2009
Period of material changes in unrecognized tax positions	12 months
Effect of the change in the tax law	500,000
Federal [Member]
Income Taxes (Additional Textual) [Abstract]
Operating loss carryforwards expiration year	2032
Deductions related to the exercise of stock options	1,900,000
Tax credit carryforward expiration year	2032
State [Member]
Income Taxes (Additional Textual) [Abstract]
Operating loss carryforwards expiration year	2032
Deductions related to the exercise of stock options	$ 1,600,000
Tax credit carryforward expiration year	2027

Employee Benefit Plan (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plan (Textual) [Abstract]
Contribution by Company	3.00%
Portion of the employees' contributions	50.00%
Portion of annual base salary	6.00%
Benefits charged to operating expenses	$ 106,000	$ 132,000	$ 139,000

Net Loss Per Common Share Applicable to Common Stockholders (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Loss Per Common Share Applicable to Common Stockholders (Textual) [Abstract]
Total antidilutive securities	33,332,000	16,005,000
Net loss per common share applicable to common stockholders, dividends payable on preferred stock shares	$ 3.2	$ 4.5
Series D Preferred Stock [Member]
Net Loss Per Common Share Applicable to Common Stockholders (Textual) [Abstract]
Net loss per common share applicable to common stockholders, dividends payable on preferred stock shares	0.7	0.1
Redeemable preferred stock accretion and dividends	1.2	4.4
Series E Preferred Stock [Member]
Net Loss Per Common Share Applicable to Common Stockholders (Textual) [Abstract]
Redeemable preferred stock accretion and dividends	$ 1.3

Supplemental Disclosure of Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Series D Warrant [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]
Supplemental disclosure of non cash financing and investing activities:
Preferred stock beneficial conversion feature					$ 1,238	$ 4,445
Accretion of Series E preferred stock beneficial conversion feature			1,262
Reclassification of Series D warrants from liabilities to stockholders' equity		$ 503

Financings (Details Textual) (USD $)	1 Months Ended	12 Months Ended						1 Months Ended			12 Months Ended		1 Months Ended	2 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Aug. 05, 2010	Dec. 31, 2011 Maximum [Member]	Nov. 30, 2012 Warrant [Member]	Nov. 30, 2011 Warrant [Member]	Nov. 30, 2011 Series D Warrant [Member]	Nov. 30, 2012 Series E Warrant [Member]	Nov. 30, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member] Maximum [Member]	Nov. 30, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]
Financings (Textual) [Abstract]
Aggregate purchase price of series E		$ 6,023,000											$ 7,000,000
Preferred stock, shares issued										1,124,260			424,242	424,000	424,000	0
Warrants to purchase shares of common stock		12,923,892		1,628,402		8,484,840	2,810,650						8,484,840
Common stock conversion price													$ 0.7
Initial conversion price of preferred stock and exercise price of warrants								$ 1.63	$ 0.7
Class of warrant or right expiration date									Nov 9, 2017
Percentage of penalty											10.00%				10.00%
Aggregate purchase price under agreement										9,500,000
Convertible preferred stock shares upon conversion										5,621,300		6,266,175
Initial conversion price										$ 1.63	$ 1.63
Adjusted conversion price per share										$ 1.46	$ 1.46
Adjusted number of common stock to be issued upon conversion										5.5736
Initial number of converted shares										5
Net proceeds from issuance of preferred stock										9,100,000			6,000,000
Dividends payable in arrears to the holders of preferred stock											7.00%		4.60%	4.60%
Dividends payable in arrears to the holders of Series E preferred stock if approved by stockholders													8.00%
Financings (Additional Textual) [Abstract]
Warrant coverage ratio				0.4
Gross proceeds from a private financing	15,100,000
Common stock and warrants Sold	4,071,005														424,000
Net proceeds from issuance of common stock	$ 14,100,000
Exercise price of warrants to purchase common stock		1.24	1.63	3.71	1.63